As filed with the Securities and Exchange Commission on July 3, 2018

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective August 2, 2018, pursuant to Rule 488 under the Securities Act of 1933.

ANCHOR SERIES TRUST

SA Wellington Growth Portfolio

SA Wellington Growth and Income Portfolio

SA Wellington Natural Resources Portfolio

SUNAMERICA SERIES TRUST

SA Boston Company Capital Growth Portfolio

SA WellsCap Fundamental Growth Portfolio

SEASONS SERIES TRUST

SA Columbia Focused Growth Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

August [●], 2018

Dear Contract Owner:

You are receiving the enclosed Combined Prospectus/Proxy Statement because you owned interests in one or more of the following: the SA Wellington Growth Portfolio (the “Wellington Growth Portfolio”), the SA Wellington Growth and Income Portfolio (the “Growth and Income Portfolio”), the SA Wellington Natural Resources Portfolio (the “Natural Resources Portfolio”), each a series of Anchor Series Trust (“AST”), the SA Boston Company Capital Growth Portfolio (the “Capital Growth Portfolio”), the SA WellsCap Fundamental Growth Portfolio (the “Fundamental Growth Portfolio”), each a series of SunAmerica Series Trust (“SAST”), and/or the SA Columbia Focused Growth Portfolio (the “Focused Growth Portfolio” and collectively with the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio and the Fundamental Growth Portfolio, the “Portfolios” and each, a “Portfolio”), a series of Seasons Series Trust (“SST” and collectively with AST and SAST, the “Trusts” and each, a “Trust”), as of the close of business on June 22, 2018. Although you are not directly a shareholder of any Portfolio, as the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract”) issued by the Separate Accounts of American General Life Insurance Company, The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company or Phoenix Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Portfolio(s) that are attributable to your Variable Contract at a joint special meeting of shareholders to be held on September 20, 2018 (the “Special Meeting”).

The Special Meeting will be held at the offices of SunAmerica Asset Management, LLC (“SunAmerica”), at 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, on Thursday, September 20, 2018, at 2:00 p.m. Eastern Standard Time, to vote on the proposals described in the Combined Prospectus/Proxy Statement.

We are asking for your vote to approve a proposed reorganization of your Portfolio with the SA AB Growth Portfolio (the “AB Growth Portfolio”), a series of SAST. In this reorganization, your Portfolio shares would be exchanged for the same class of shares of the AB Growth Portfolio with the same aggregate net asset value of the Portfolio shares that you currently hold. It is currently anticipated that the reorganization of each Portfolio will be effected on a tax-free basis for federal income tax purposes.

The reorganization of each Portfolio is being proposed because SunAmerica, each Portfolio’s and the AB Growth Portfolio’s investment adviser, believes that shareholders of each fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds’ assets in the respective reorganization, than by continuing to operate the fund separately. SunAmerica further believes that it is in the best interests of each Portfolio to combine the Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the AB Growth Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with each of the Portfolios.

The Boards of Trustees of the Trusts (the “Boards” and each, a “Board”) have each determined that the proposed reorganization of each relevant Portfolio with the AB Growth Portfolio is in the best interests of the Portfolio and the interests of the Portfolio’s existing shareholders will not be diluted as a result of the reorganization, and the Board of SAST has determined that each proposed reorganization is in the best interests of the AB Growth Portfolio and the interests of the AB Growth Portfolio’s existing shareholders will not be diluted as a result of each reorganization. If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the fourth quarter of 2018. Included in this booklet is information about the upcoming Special Meeting:

•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and

•	The Combined Prospectus/Proxy Statement, which provides detailed information on the AB Growth Portfolio, the specific proposal relating to your Portfolio being considered at the Special Meeting, and why the proposal is being made.

The Board recommends that you vote “FOR” the Proposal.

SunAmerica has also attached a “Questions and Answers” section to assist you in evaluating the Proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:

•	By calling us toll-free at the telephone number listed on the enclosed voting instruction card;

•	By Internet at the website address listed on the enclosed voting instruction card; or

•	By returning the enclosed voting instruction card in the postage-paid envelope.

As always, we appreciate your support.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President and CEO
SunAmerica Asset Management, LLC

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization.

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.

Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve one or more of the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between Anchor Series Trust (“AST”), on behalf of its series, SA Wellington Growth Portfolio (the “Wellington Growth Portfolio”), and SunAmerica Series Trust (“SAST”), on behalf of its series, SA AB Growth Portfolio (the “AB Growth Portfolio”); (ii) a Reorganization Agreement between AST, on behalf of its series, SA Wellington Growth and Income Portfolio (the “Growth and Income Portfolio”), and SAST, on behalf of the AB Growth Portfolio; (iii) a Reorganization Agreement between AST, on behalf of its series, SA Wellington Natural Resources Portfolio (the “Natural Resources Portfolio”), and SAST, on behalf of the AB Growth Portfolio; (iv) a Reorganization Agreement between SAST, on behalf of its series, SA Boston Company Capital Growth Portfolio (the “Capital Growth Portfolio”), and SAST, on behalf of the AB Growth Portfolio; (v) a Reorganization Agreement between SAST, on behalf of its series, SA WellsCap Fundamental Growth Portfolio (the “Fundamental Growth Portfolio”), and SAST, on behalf of the AB Growth Portfolio; and (vi) a Reorganization Agreement between Seasons Series Trust (“SST” and collectively with AST and SAST, the “Trusts” and each, a “Trust”), on behalf of its series, SA Columbia Focused Growth Portfolio (the “Focused Growth Portfolio” and collectively with the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio and the Fundamental Growth Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), and SAST, on behalf of the AB Growth Portfolio (the AB Growth Portfolio together with the Target Portfolios, the “Portfolios” and each, a “Portfolio”). If the proposed reorganization (“Reorganization”) relating to your Target Portfolio is approved and completed, an account at the AB Growth Portfolio will be set up with respect to your variable annuity contract, you will then have an investment in the AB Growth Portfolio, and your Target Portfolio will be terminated as a series of the relevant Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to your Target Portfolio and for a more complete description of the AB Growth Portfolio.

Although you are not directly a shareholder of a Target Portfolio, as the owner of a variable annuity contract or a variable life insurance policy s(a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company or Phoenix Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote Target Portfolio shares that are attributable to your Variable Contract. For convenience we refer to Contract Owners as “shareholders.”

Upon approval and completion of the applicable Reorganization, shares of your Target Portfolio will be exchanged for shares of the AB Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the two Portfolios’ shares. Your “Variable Contract” will be credited with shares of the AB Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held under your Variable Contract on that date. After such date each Target Portfolio will be terminated as a series of the relevant Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the AB Growth Portfolio.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of each Trust (each, a “Board of Trustees”) has determined that each proposed Reorganization is in the best interests of the relevant Target Portfolio and that the Target Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. Each Board of Trustees has determined that shareholders of the relevant Target Portfolio may benefit from the following:

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(i) Shareholders of each Portfolio will remain invested in a diversified, open-end fund that has higher net assets;

(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of each Target Portfolio prior to the Reorganization, including after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the Capital Growth Portfolio and the Focused Growth Portfolio;

(iv) The greater net assets of the combined fund are expected to result in a slightly lower effective management fee rate when compared to the effective management fee rate of each Target Portfolio; and

(v) Shareholders of each Target Portfolio will be invested in a fund that has a generally better performance history.

Q:	How will the Reorganizations affect me?

A:	If shareholders of a Target Portfolio approve the proposed Reorganization, all of the assets and liabilities of the Target Portfolio will be combined with those of the AB Growth Portfolio. Shares of the Target Portfolio will be exchanged for shares of the AB Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of a Target Portfolio but will own shares of the AB Growth Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the AB Growth Portfolio than you did of the Target Portfolio because the AB Growth Portfolio is significantly larger than each of the Target Portfolios.

Q:	In the Reorganization, will I receive the same class of shares of the AB Growth Portfolio as the shares of the Target Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the AB Growth Portfolio as the shares you own of your Target Portfolio.

Q:	Will I own the same number of shares of the AB Growth Portfolio as I currently own of my Target Portfolio?

A:	No. However, you will receive shares of the AB Growth Portfolio with the same aggregate net asset value as the shares of the Target Portfolio you own prior to the Reorganization relating to your Target Portfolio. The number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Portfolio and the AB Growth Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the AB Growth Portfolio is lower than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive a greater number of shares of the AB Growth Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the AB Growth Portfolio is higher than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive fewer shares of the AB Growth Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization. The aggregate net asset value of your AB Growth Portfolio shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Target Portfolio shares immediately prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Target Portfolio on the record date by the share value of such Target Portfolio on the record date.

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Q:	Will my privileges as a shareholder change after the Reorganization?

A:	Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Portfolio, but you will be a shareholder of the AB Growth Portfolio, which is a separate series of SAST. The shareholder services available to you after the applicable Reorganization will be identical.

Q:	Who will advise the AB Growth Portfolio once the Reorganizations are completed?

A:	As you know, each Target Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”). The AB Growth Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganizations are completed. The subadviser for each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio is Wellington Management Company LLP (“Wellington”), the subadviser for the Capital Growth Portfolio is BNY Mellon Asset Management North America Corporation (“BNY Mellon Asset Management”), the subadviser for the Fundamental Growth Portfolio is Wells Capital Management Incorporated (“WellsCap”), the subadviser for the Focused Growth Portfolio is Columbia Management Investment Advisers, LLC (“Columbia”) and the subadviser for the AB Growth Portfolio is AllianceBernstein L.P. (“AllianceBernstein” or the “Subadviser”). It is anticipated that the Subadviser will continue to serve as subadviser to the AB Growth Portfolio following the completion of the Reorganizations.

Q:	How will the Reorganizations affect Portfolio expenses?

A:	Following the Reorganizations, the AB Growth Portfolio’s projected total annual operating expenses are expected to be below those of each Target Portfolio with respect to each class of shares.

Q:	What will I have to do to open an account in the AB Growth Portfolio? What happens to my account if the Reorganization is approved?

A:	If the Reorganization relating to your Target Portfolio is approved, your shares automatically will be converted into shares of the AB Growth Portfolio on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the AB Growth Portfolio as you currently hold of your Target Portfolio. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Portfolio will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received another combined prospectus/proxy statement from other funds in the SunAmerica complex. Is this a duplicate combined prospectus/proxy statement?

A:	This is not a duplicate combined prospectus/proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other combined prospectus/proxy statement.

Q:	What happens if the Reorganization is not approved?

A:	If a Reorganization is not approved by shareholders of the relevant Target Portfolio the Reorganization will not occur, and the applicable Board of Trustees will consider alternatives.

Q:	What happens if shareholders of one Target Portfolio approve their Reorganization, while shareholders of the other Target Portfolio do not?

A:	Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Portfolio approve the Reorganization relating to their Target Portfolio, their Target Portfolio will be reorganized, even if shareholders of the other Target Portfolio do not approve the Reorganization relating to their Target Portfolio.

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Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

Q:	Who will pay for the Reorganization?

A:	SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization relating to such Target Portfolio. Please refer to “Information About the Reorganizations – Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	How do I vote my shares?

A:	You can provide voting instructions for shares beneficially held through your Variable Contract by mail, telephone or internet. To vote by mail, please mark your vote on the enclosed voting instruction card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone, please have the voting instruction card in hand and call the telephone number listed on the enclosed form and follow the instructions. To vote by internet, go to the website address listed on the enclosed form and follow the instructions.

Q:	Why are multiple proxy cards or voting instruction cards enclosed?

A:	If you are a shareholder of more than one Target Portfolio, you will receive a voting instruction card for each Target Portfolio.

Q:	When will the Reorganization occur?

A:	If approved by shareholders, each Reorganization is expected to occur during the fourth quarter of 2018. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Portfolio’s shareholders.

Q:	How does the Board of Trustees recommend that I vote?

A:	The Board of Trustees recommends that shareholders vote “FOR” the Proposal.

Q:	Whom do I contact if I have questions?

A:	You may call the Annuity Service Center Monday through Friday from 5:00 a.m. Pacific Standard Time and 5:00 p.m. Pacific Standard Time at 1-800-445-7862.

Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

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ANCHOR SERIES TRUST

SA Wellington Growth Portfolio

SA Wellington Growth and Income Portfolio

SA Wellington Natural Resources Portfolio

SUNAMERICA SERIES TRUST

SA Boston Company Capital Growth Portfolio

SA WellsCap Fundamental Growth Portfolio

SEASONS SERIES TRUST

SA Columbia Focused Growth Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON SEPTEMBER 20, 2018

To the Shareholders of each of the SA Wellington Growth Portfolio, the SA Wellington Growth and Income Portfolio, the SA Wellington Natural Resources Portfolio, the SA Boston Company Capital Growth Portfolio, the SA WellsCap Fundamental Growth Portfolio and the SA Columbia Focused Growth Portfolio:

This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the SA Wellington Growth Portfolio (the “Wellington Growth Portfolio”), a series of Anchor Series Trust (“AST”), a Massachusetts business trust, the SA Wellington Growth and Income Portfolio (the “Growth and Income Portfolio”), a series of AST, the SA Wellington Natural Resources Portfolio (the “Natural Resources Portfolio”), a series of AST, the SA Boston Company Capital Growth Portfolio (the “Capital Growth Portfolio”), a series of SunAmerica Series Trust (“SAST”), a Massachusetts business trust, the SA WellsCap Fundamental Growth Portfolio (the “Fundamental Growth Portfolio”), a series of SAST, and the SA Columbia Focused Growth Portfolio (the “Focused Growth Portfolio” and collectively with the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio, the “Target Portfolios,” and each, a “Target Portfolio”), a series of Seasons Series Trust (“SST”), a Massachusetts business trust, will be held on Thursday, September 20, 2018 at 2:00 p.m., Eastern Standard Time, at the offices of SunAmerica Asset Management, LLC (“SunAmerica”), located at 185 Hudson Street, Suite 3300, Jersey City, NJ 07311 for the following purposes:

1.      The shareholders of each Target Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Target Portfolio. Pursuant to the Reorganization Agreement, a Target Portfolio would transfer all of its assets to the SA AB Growth Portfolio (the “AB Growth Portfolio”), a series of SAST, in exchange for the assumption by the AB Growth Portfolio of substantially all of the liabilities of the Target Portfolio and Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio, which shares will be distributed by the Target Portfolio to the holders of its shares in complete liquidation thereof; and

2.      To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

The Board of Trustees of each of AST, SAST and SST has fixed the close of business on June 22, 2018 as the record date (the “Record Date”) for determination of shareholders of each relevant Target Portfolio entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.

Although you are not directly a shareholder of the Target Portfolios, as the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts (the “Separate Accounts”) of American General Life Insurance Company,

The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company or Phoenix Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Target Portfolio that are attributable to your Variable Contract at the Special Meeting of shareholders. The Life Companies, through the Separate Accounts, are the record owner of the Target Portfolios’ shares and will vote the shares of the Target Portfolios at the Meeting. The rights accompanying shares of the Target Portfolios are legally vested in the Variable Contracts offered by the Separate Accounts. However, in accordance with current law and interpretations thereof, Life Companies will vote shares held in the Separate Accounts in a manner consistent with voting instructions timely received from the holders of the Variable Contracts. A signed voting instruction form by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Life Company. Each Life Company will vote Target Portfolio shares held in Separate Accounts for which no timely instructions are received from the holders of the Variable Contracts, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions. This practice is commonly referred to as “echo voting.” For purposes of the enclosed Combined Prospectus/Proxy Statement, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in a Target Portfolio) shall also be deemed to include holders of the Variable Contract.

Your vote is important regardless of the size of your holdings in the Target Portfolio. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the internet; please see pages 74-76 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Trustees, /s/ Kathleen D. Fuentes Kathleen D. Fuentes Secretary

Woodland Hills, California

August [●], 2018

SUBJECT TO COMPLETION DATED JULY 3, 2018

COMBINED PROSPECTUS/PROXY STATEMENT

ANCHOR SERIES TRUST

SA Wellington Growth Portfolio

SA Wellington Growth and Income Portfolio

SA Wellington Natural Resources Portfolio

SUNAMERICA SERIES TRUST

SA Boston Company Capital Growth Portfolio

SA WellsCap Fundamental Growth Portfolio

SA AB Growth Portfolio

SEASONS SERIES TRUST

SA Columbia Focused Growth Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the SA Wellington Growth Portfolio (the “Wellington Growth Portfolio”), the SA Wellington Growth and Income Portfolio (the “Growth and Income Portfolio”), the SA Wellington Natural Resources Portfolio (the “Natural Resources Portfolio”), each a series of Anchor Series Trust, a Massachusetts business trust (“AST”), the SA Boston Company Capital Growth Portfolio (the “Capital Growth Portfolio”), the SA WellsCap Fundamental Growth Portfolio (the “Fundamental Growth Portfolio”), each a series of SunAmerica Series Trust, a Massachusetts business trust (“SAST”), and/or the SA Columbia Focused Growth Portfolio (the “Focused Growth Portfolio” and collectively with the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio and the Fundamental Growth Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), a series of Seasons Series Trust, a Massachusetts business trust (“SST” and collectively with AST and SAST, the “Trusts” and each, a “Trust”).

A joint special meeting of shareholders of each of the Target Portfolios (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management, LLC (“SunAmerica”), located at 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, on Thursday, September 20, 2018 at 2:00 p.m., Eastern Standard Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of each Target Portfolio at the close of business on June 22, 2018 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, voting instruction card and accompanying Notice of Joint Special Meeting of Shareholders were first sent or given to shareholders of each Target Portfolio on or about August [●], 2018. The Board of Trustees of each Trust (each, a “Board of Trustees”) requests that shareholders vote their shares by completing and returning the enclosed voting instruction card.

The purposes of the Special Meeting are:

1.      The shareholders of each Target Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Target Portfolio. Pursuant to the Reorganization Agreement, a Target Portfolio would transfer all of its assets to the SA AB Growth Portfolio (the “AB Growth Portfolio”), a series of SAST, in exchange for the assumption by the AB Growth Portfolio of substantially all of the liabilities of the Target Portfolio and Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio, which shares will be distributed by the Target Portfolio to the holders of its shares in complete liquidation thereof; and

2.      To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

Although you are not directly a shareholder of the Target Portfolios, as the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts (the “Separate Accounts”) of American General Life Insurance Company, The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company or Phoenix Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Target Portfolio that are attributable to your Variable Contract at the Special Meeting. The Life Companies, through the Separate Accounts, are the record owners of the Target Portfolios’ shares and will vote the shares of the Portfolios at the Special Meeting. For convenience we refer to Contract Owners as “shareholders” and to the Life Company owners of shares as “Life Company Holders.”

The applicable Board of Trustees has approved the reorganization (“Reorganization”) with respect to each Target Portfolio by which the Target Portfolio, a separate series of the relevant Trust, an open-end management investment company, would be acquired by the AB Growth Portfolio. The investment objective of the AB Growth Portfolio is long-term growth of capital. The Wellington Growth Portfolio’s investment objective of capital appreciation is similar to that of the AB Growth Portfolio. The Growth and Income Portfolio’s investment objective of long-term capital appreciation and current income is similar to that of the AB Growth Portfolio. The Natural Resources Portfolio’s investment objective is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Total return is a measure of performance which combines all elements of return including income and growth or loss of capital. The Capital Growth Portfolio’s investment objective of capital appreciation is substantially similar to that of the AB Growth Portfolio. The Fundamental Growth Portfolio’s investment objective of capital appreciation is substantially similar to that of the AB Growth Portfolio. The Focused Growth Portfolio’s investment objective of long-term growth of capital is identical to that of the AB Growth Portfolio. The AB Growth Portfolio also has certain strategies that are similar and compatible with those of each of the Target Portfolios. Each Target Portfolio and the AB Growth Portfolio, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Target Portfolio’s and the AB Growth Portfolio’s investment strategies see “Summary – Investment Objectives and Principal Investment Strategies” below.

If a Target Portfolio’s shareholders approve the Reorganization relating to their Target Portfolio, the Target Portfolio will transfer its assets to the AB Growth Portfolio. The AB Growth Portfolio will assume substantially all of the liabilities of the Target Portfolio and will issue shares to the Target Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Target Portfolio. Immediately thereafter, the Target Portfolio will distribute these shares of the AB Growth Portfolio to its shareholders. After distributing these shares, the Target Portfolio will be terminated as a series of the relevant Trust. When the Reorganization is complete, the Target Portfolio’s shareholders will hold the same class of shares of the AB Growth Portfolio as they currently hold of the Target Portfolio. The aggregate net asset value of the AB Growth Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Target Portfolio shares held by Target Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Portfolio will represent a smaller percentage of ownership in the combined fund than the shares held by those in the Target Portfolio prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Target Portfolio on the Record Date by the share value of such Target Portfolio on the Record Date.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Portfolio should know before voting on the Reorganization relating to their Target Portfolio and constitutes an offering of Class 1, Class 2 and Class 3 shares of the AB Growth Portfolio only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the AB Growth Portfolio and the Target Portfolios (together, the “Portfolios”), each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated August [●], 2018 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•	the SAST Prospectus and Statement of Additional Information, each dated May 1, 2018 (the “SAST Prospectus” and the “SAST SAI,” respectively), containing additional information about each of the Capital Growth Portfolio, the Fundamental Growth Portfolio and the AB Growth Portfolio;

•	the AST Prospectus and Statement of Additional Information, each dated May 1, 2018 (the “AST Prospectus” and the “AST SAI,” respectively), containing additional information about each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio; and

•	the SST Prospectus and Statement of Additional Information, each dated July 28, 2017 (the “SST Prospectus” and the “SST SAI,” respectively), containing additional information about the Focused Growth Portfolio.

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be a part of) and also accompanies this Combined Prospectus/Proxy Statement:

•	the Summary Prospectus of the AB Growth Portfolio dated May 1, 2018 (the “AB Growth Portfolio Summary Prospectus”).

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the AB Growth Portfolio will apply to the Class 1, Class 2 and Class 3 shares to be issued by the AB Growth Portfolio in connection with each Reorganization.

These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Wellington Growth Portfolio, Growth and Income Portfolio or Natural Resources Portfolio c/o Anchor Series Trust 21650 Oxnard Street, 10th Floor Woodland Hills, California 91367 (800-445-7862)	Capital Growth Portfolio, Fundamental Growth Portfolio or AB Growth Portfolio c/o SunAmerica Series Trust 21650 Oxnard Street, 10th Floor Woodland Hills, California 91367 (800-445-7862)	Focused Growth Portfolio c/o Seasons Series Trust 21650 Oxnard Street, 10th Floor Woodland Hills, California 91367 (800-445-7862)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

The Boards of Trustees know of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is August [●], 2018.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

Each of AST, SAST and SST is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of its respective Trust. The investment objective of the AB Growth Portfolio is long-term growth of capital. The Wellington Growth Portfolio’s investment objective of capital appreciation is similar to that of the AB Growth Portfolio. The Growth and Income Portfolio’s investment objective of long-term capital appreciation and current income is similar to that of the AB Growth Portfolio. The Natural Resources Portfolio’s investment objective is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Total return is a measure of performance which combines all elements of return including income and growth or loss of capital. The Capital Growth Portfolio’s investment objective of capital appreciation is substantially similar to that of the AB Growth Portfolio. The Fundamental Growth Portfolio’s investment objective of capital appreciation is substantially similar to that of the AB Growth Portfolio. The Focused Growth Portfolio’s investment objective of long-term growth of capital is identical to that of the AB Growth Portfolio.

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) serves as investment adviser for each Portfolio. The subadviser for each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio is Wellington Management Company LLP (“Wellington”), the subadviser for the Capital Growth Portfolio is BNY Mellon Asset Management North America Corporation (“BNY Mellon Asset Management”), the subadviser for the Fundamental Growth Portfolio is Wells Capital Management Incorporated (“WellsCap”), the subadviser for the Focused Growth Portfolio is Columbia Management Investment Advisers, LLC (“Columbia”) and the subadviser for the AB Growth Portfolio is AllianceBernstein L.P. (“AllianceBernstein” or the “Subadviser”).

Wellington Growth Portfolio and AB Growth Portfolio. Each of the Wellington Growth Portfolio and the AB Growth Portfolio invest principally in equity securities. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Wellington Growth Portfolio’s principal investment strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company, and it may invest in companies of any size, including small and medium-sized companies. Both Portfolios may invest up to 25% of their respective assets in foreign securities. Each Portfolio’s subadviser uses a bottom-up investment approach in selecting securities for the respective Portfolio. Both Portfolios are diversified

Growth and Income Portfolio and AB Growth Portfolio. Each of the Growth and Income Portfolio and the AB Growth Portfolio invest principally in equity securities of “growth” companies. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Growth and Income Portfolio’s principal investment strategy is to invest primarily (at least 65% of its total assets) in stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value (“core equity securities”). The Growth and Income Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company. The AB Growth Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. Each Portfolio’s subadviser selects securities for the respective Portfolio based on its own investment process. Both Portfolios are diversified.

Natural Resources Portfolio and AB Growth Portfolio. Each of the Natural Resources Portfolio and the AB Growth Portfolio invest primarily in equity securities. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Natural Resources Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach, and it may invest in companies of any size. Under normal market circumstances, the Natural Resources Portfolio invests at least 80% of net assets in securities related to natural resources such as energy, metals, mining and forest products. Both Portfolios may invest in foreign securities, including emerging market securities. Each Portfolio’s subadviser selects securities for the respective Portfolio based on its own investment process. Both Portfolios are diversified.

Capital Growth Portfolio and AB Growth Portfolio. Each of the Capital Growth Portfolio and the AB Growth Portfolio invest principally in equity securities of “growth” companies. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Capital Growth Portfolio invests in various types of equity securities of U.S. issuers of any market capitalization. Each Portfolio’s subadviser selects securities of “growth” companies for the respective Portfolio based on its own investment process. Both Portfolios are diversified.

Fundamental Growth Portfolio and AB Growth Portfolio. Each of the Fundamental Growth Portfolio and the AB Growth Portfolio have similar principal investment strategies. Both Portfolios invest primarily in equity securities of “growth” companies. The Fundamental Growth Portfolio invests principally in equity securities of large-capitalization companies that offer the potential for capital growth and may also invest, to a limited extent, in equity securities of medium capitalization companies. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Fundamental Growth Portfolio may invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities and American Depositary Receipts, and the AB Growth Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities. Each Portfolio’s subadviser selects securities of “growth” companies for the respective Portfolio based on its own investment process. Both Portfolios are diversified.

Focused Growth Portfolio and AB Growth Portfolio. Each of the Focused Growth Portfolio and the AB Growth Portfolio have similar principal investment strategies. Both Portfolios invest primarily in equity securities of “growth” companies. The Focused Growth Portfolio invests in equity securities selected on the basis of growth criteria, primarily in common stocks of large-cap companies. The AB Growth Portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Focused Growth Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Focused Growth Portfolio generally holds between 25-35 securities, although the subadviser may, in its discretion, hold more or fewer securities. The AB Growth Portfolio’s subadviser uses a bottom-up investment approach in selecting securities of “growth” companies. Both Portfolios may invest in foreign securities (up to 25% for the AB Growth Portfolio), including, in the case of the AB Growth Portfolio, emerging market securities. Both Portfolios are diversified.

Each Board of Trustees, including the Trustees who are not “interested persons” of the relevant Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved each applicable Reorganization, on behalf of each relevant Target Portfolio. Subject to approval by the relevant Target Portfolio shareholders, each Reorganization provides for:

•	the transfer of all the assets of the relevant Target Portfolio to the AB Growth Portfolio in exchange for the assumption by the AB Growth Portfolio of substantially all of the liabilities of the relevant Target Portfolio Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio having an aggregate net asset value equal to the value of the assets of the relevant Target Portfolio acquired by the AB Growth Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio to the relevant Target Portfolio’s shareholders; and

•	the termination of the relevant Target Portfolio as a series of the relevant Trust.

If a proposed Reorganization is approved and completed, the Target Portfolio’s shareholders would hold shares of the same class of the AB Growth Portfolio as they currently hold of the Target Portfolio with an aggregate net asset value equal to the aggregate net asset value of Target Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganizations

SunAmerica believes that, with respect to each proposed Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of each Target Portfolio to combine its assets with a Portfolio with a larger assets base, a lower expense structure and generally better historical performance.

The AB Growth Portfolio, following completion of one or more of the Reorganizations, may be referred to as the “Combined Portfolio” in this Combined Prospectus/Proxy Statement. It is anticipated that the gross and net operating expense ratios for the Combined Portfolio will be lower than the current total annual operating expense ratios for each Target Portfolio. SunAmerica believes that continuing to operate each Target Portfolio as currently constituted is not in the best interests of the Target Portfolio.

In approving each Reorganization, the applicable Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. Each Board of Trustees considered the Reorganization proposals at a meeting held on June 6, 2018 or June 13, 2018, as applicable, and the entire Board of Trustees, including the Independent Trustees, unanimously approved each relevant Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives of the Target Portfolios, other than the Natural Resources Portfolio, are similar, substantially similar or identical to the investment objective of the AB Growth Portfolio. The fact that certain strategies of the relevant Target Portfolio and the AB Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment objective and investment strategy between the AB Growth Portfolio and each relevant Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of each Target Portfolio.

•	Many of the portfolio holdings of the Target Portfolios would be sold before the Reorganizations would be completed or would not continue to be held by the AB Growth Portfolio after completion of the Reorganizations.

•	The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganizations, and the Subadviser of the AB Growth Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganizations. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other and the fact that the AB Growth Portfolio has had generally better historical performance compared with each Target Portfolio. While not predictive of future results, the Boards of Trustees also considered certain data with respect to the performance of each Portfolio as compared to the performance of its relevant peer group.

•	The relative size of each of the Target Portfolios and the AB Growth Portfolio, and the prospects for further growth and long-term viability of each of the Target Portfolios.

•	The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•	The fact that the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio own immediately prior to the Reorganization, and that shareholders of the relevant Target Portfolio will not be diluted as a result of the Reorganization.

•	The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

If a Reorganization is not approved by shareholders of the relevant Target Portfolio, the applicable Board of Trustees may consider other alternatives.

The Board of Trustees unanimously recommends that you vote “For” the Reorganization relating to your Target Portfolio.

Investment Objectives and Principal Investment Strategies

Comparison of the Wellington Growth Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objectives of the Wellington Growth Portfolio and the AB Growth Portfolio are similar. The investment objective of the Wellington Growth Portfolio is capital appreciation, while the investment objective of the AB Growth Portfolio is long-term growth of capital. Each of the Wellington Growth Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Wellington Growth Portfolio’s principal investment strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company. The Wellington Growth Portfolio may invest in companies of any size, including small and medium-sized companies.

The AB Growth Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Wellington Growth Portfolio may invest up to 25% of its total assets in foreign equity securities, including depositary receipts.

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

The Wellington Growth Portfolio’s subadviser allocates the management of the Wellington Growth Portfolio to individual portfolio managers or teams who make independent investment decisions based on their own investment strategies. Each portfolio manager or team uses bottom-up investment analysis and is focused on capital appreciation and manages their portion of the Wellington Growth Portfolio according to their own distinct investment processes. Together the strategies provide an opportunistic, flexible and diversified profile representing a wide range of investment philosophies, companies, industries and market capitalizations. The subadviser allocates the assets of the Wellington Growth Portfolio to the various managers or teams based on a variety of factors, including a qualitative understanding of each underlying portfolio manager and his or her process. The Wellington Growth Portfolio may use an active trading strategy to achieve its objective.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Wellington Growth Portfolio may also invest in currency transactions, emerging market securities, illiquid securities (up to 10%), forward commitments and when-issued/delayed delivery transactions, exchange-traded funds (“ETFs”), special situations, rights and warrants, and convertible securities (up to 20%) on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in equity securities of large companies, while the Wellington Growth Portfolio invests in common stocks of companies of any size, including small and medium-sized companies. Another principal difference between the Portfolios is that the AB Growth Portfolio invests in a limited number of companies, while the Wellington Growth Portfolio invests in a portfolio of companies that is widely diversified by industry and company.

While the AB Growth Portfolio and the Wellington Growth Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios may invest up to 25% of their respective assets in foreign securities (in the case of the Wellington Growth Portfolio, foreign equity securities). The AB Growth Portfolio permits investment in emerging market securities as part of its principal investment strategies, while the Wellington Growth Portfolio only permits investment in emerging market securities on a non-principal basis.

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Wellington Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 85%) of the Wellington Growth Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $52,104 will be incurred associated with restructuring the portfolio holdings of the Wellington Growth Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Wellington Growth Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Wellington Growth Portfolio	AB Growth Portfolio
◾ Invests in a portfolio of common stocks of companies that is widely diversified by industry and company. ◾ May invest in companies of any size, including small and medium-sized companies.	◾ Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
◾ The Portfolio is diversified.	◾ The Portfolio is diversified.
◾ The Portfolio may invest up to 25% of total assets in foreign securities, including depositary receipts. The Portfolio may invest in emerging market securities on a non-principal basis.	◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.
◾ The Portfolio’s subadviser uses a bottom-up investment approach in selecting securities.	◾ The Portfolio’s subadviser uses a bottom-up investment approach in selecting securities.

◾  The Portfolio may invest in currency transactions, illiquid securities (up to 10%), forward commitments and when-issued/delayed delivery transactions, exchange-traded funds, special situations, rights and warrants, and convertible securities (up to 20%) on a non-principal basis.

◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Comparison of the Growth and Income Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objectives of the Growth and Income Portfolio and the AB Growth Portfolio are similar. The investment objective of the Growth and Income Portfolio is long-term capital appreciation and current income, while the investment objective of the AB Growth Portfolio is long-term growth of capital. Each of the Growth and Income Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Growth and Income Portfolio’s principal investment strategy is to invest primarily (at least 65% of total assets) in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value. The Growth and Income Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.

The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities.

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

The Growth and Income Portfolio’s investment philosophy is based on the belief that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations (known as “quantitative investing”). Portfolio construction emphasizes stock specific risk while minimizing other sources of risks versus the index.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Growth and Income Portfolio may also invest in the equity securities of small-cap companies, currency transactions, ETFs, foreign equity securities (up to 10%), emerging market securities, illiquid securities (up to 10%), depositary receipts, forward commitments and when-issued/delayed delivery transactions, and rights and warrants on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in companies that are judged likely to achieve superior long-term earnings growth, while the Growth and Income Portfolio invests primarily in companies selected based on their predictable or anticipated earnings growth and best relative value. Another principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in equity securities of large companies, while the Growth and Income Portfolio will principally invest in equity securities of large- and mid-cap companies. In addition, the AB Growth Portfolio invests in a limited number of companies, while the Growth and Income Portfolio is broadly diversified by industry and company. The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities, as part of its principal investment strategies, while the Growth and Income Portfolio may only invest in foreign equity securities (up to 10%) and emerging market securities on a non-principal basis.

While the AB Growth Portfolio and the Growth and Income Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios invest primarily in equity securities.

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Growth and Income Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 79%) of the Growth and Income Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $39,063 will be incurred associated with restructuring the portfolio holdings of the Growth and Income Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Growth and Income Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Growth and Income Portfolio	AB Growth Portfolio

◾   Invests primarily (at least 65% of total assets) in core equity securities, which are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

◾   The Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.

◾ Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
◾ The Portfolio is diversified.	◾ The Portfolio is diversified.

◾   The Portfolio does not have a principal strategy with respect to investing in foreign securities or emerging market securities, but may invest in foreign equity securities (up to 10%) and emerging market securities on a non-principal basis.

◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.
◾ Central to the investment process is intense, fundamental research. ◾ The Portfolio’s subadviser uses a quantitative investment process in selecting securities.	◾ The Portfolio’s subadviser uses a bottom-up investment approach in selecting securities.

◾   The Portfolio may invest in equity securities of small cap companies, currency transactions, exchange-traded funds, illiquid securities (up to 10%), depositary receipts, forward commitments and when-issued/delayed delivery transactions, and rights and warrants on a non-principal basis.

◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Comparison of the Natural Resources Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objective of the AB Growth Portfolio is long-term growth of capital. The investment objective of the Natural Resources Portfolio is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Total return is a measure of performance which combines all elements of return including income and growth or loss of capital. Each of the Natural Resources Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Natural Resources Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Under normal market circumstances, at least 80% of net assets of the Natural Resources Portfolio are invested in securities related to natural resources, such as energy, metals, mining and forest products. The subadviser of the Natural Resources Portfolio considers a company to be in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in these industries. The Natural Resources Portfolio will principally invest in equity securities of large-, mid- and small-cap companies.

The AB Growth Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Natural Resources Portfolio may invest up to 25% of its total assets in foreign equity securities, including depositary receipts. The Natural Resources Portfolio may also invest in preferred stocks.

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

As noted above, the Natural Resources Portfolio uses a value-style investment approach. A “value” philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria are generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Natural Resources Portfolio may also invest in currency transactions, depositary receipts, rights and warrants, forward commitments, other investment companies, illiquid securities (up to 10%), when-issued/delayed delivery transactions, special situations, real estate investment trusts (“REITs”), and convertible securities on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in companies that are judged likely to achieve superior long-term earnings growth, while the Natural Resources Portfolio invests primarily in companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Another principal difference between the Portfolios is that, under normal market circumstances, at least 80% of net assets of the Natural Resources Portfolio are invested in securities related to natural resources, such as energy, metals, mining and forest products, while the AB Growth Portfolio has no comparable policy. In addition, the AB Growth Portfolio invests primarily in equity securities of large companies, while the Natural Resources Portfolio will principally invest in equity securities of large-, mid- and small-cap companies.

While the AB Growth Portfolio and the Natural Resources Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios invest primarily in equity securities. In addition, both Portfolios may invest up to 25% of their respective assets in foreign securities (in the case of the Natural Resources Portfolio, foreign equity securities).

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Natural Resources Portfolio. SunAmerica anticipates, based on this review, the disposition of all of the Natural Resources Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $51,957 will be incurred associated with restructuring the portfolio holdings of the Natural Resources Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Natural Resources Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Natural Resources Portfolio	AB Growth Portfolio

◾   Invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach.

◾   Invests in equity securities of large-, mid- and small-cap companies, including preferred stocks.

◾   Under normal market circumstances, the Natural Resources Portfolio invests at least 80% of net assets in securities related to natural resources such as energy, metals, mining and forest products.

◾ Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
◾ The Portfolio is diversified.	◾ The Portfolio is diversified.
◾ The Portfolio may invest in foreign equity securities, including emerging market securities.	◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.
◾ The Portfolio’s subadviser follows a “value” investment philosophy in managing the Portfolio.	◾ The Portfolio’s subadviser uses a bottom-up investment approach in selecting securities, focusing on “growth” companies.

◾   The Portfolio may invest in currency transactions, depositary receipts, rights and warrants, forward commitments, other investment companies, illiquid securities (up to 10%), when-issued/delayed delivery transactions, special situations, real estate investment trusts, and convertible securities (up to 20%) on a non-principal basis.

◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Comparison of the Capital Growth Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objectives of the Capital Growth Portfolio and the AB Growth Portfolio are substantially similar. The investment objective of the Capital Growth Portfolio is capital appreciation, and the investment objective of the AB Growth Portfolio is long-term growth of capital. Each of the Capital Growth Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Capital Growth Portfolio’s principal investment strategy is to invest in the following types of equity securities of U.S. issuers: common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities. The Capital Growth Portfolio may invest in the securities of issuers of any market capitalization.

The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities.

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

The Capital Growth Portfolio’s subadviser seeks to identify growth opportunities for the Portfolio. The subadviser looks for sectors and companies that it believes will outperform the overall market. The subadviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs. The subadviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Capital Growth Portfolio may also invest in the equity securities of foreign issuers (up to 20% of total assets) on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in equity securities of large companies, while the Capital Growth Portfolio may invest in the securities of issuers of any market capitalization. The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities, as part of its principal investment strategies, while the Capital Growth Portfolio may only invest in the equity securities of foreign issuers (up to 20% of total assets) on a non-principal basis.

While the AB Growth Portfolio and the Capital Growth Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios invest principally in equity securities of U.S. issuers and follow a growth-oriented investment philosophy.

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Capital Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 70%) of the Capital Growth Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $76,085 will be incurred associated with restructuring the portfolio holdings of the Capital Growth Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Capital Growth Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Capital Growth Portfolio	AB Growth Portfolio

◾   Invests in in the following types of equity securities of U.S. issuers: common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

◾   May invest in the securities of issuers of any market capitalization.

◾   The Portfolio’s subadviser focuses on “growth” companies.

◾   Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

◾   The Portfolio’s subadviser focuses on “growth” companies.

◾ The Portfolio is diversified.	◾ The Portfolio is diversified.

◾   The Portfolio does not have a principal strategy with respect to investing in foreign securities, but may invest in equity securities of foreign issuers (up to 20% of total assets) on a non-principal basis.

◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.
◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Comparison of the Fundamental Growth Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objectives of the Fundamental Growth Portfolio and the Growth Portfolio are substantially similar. The investment objective of the Fundamental Growth Portfolio is capital appreciation, while the investment objective of the AB Growth Portfolio is long-term growth of capital. Each of the Fundamental Growth Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Fundamental Growth Portfolio attempts to achieve its investment objective by investing primarily in common and preferred stocks of U.S. companies. The Fundamental Growth Portfolio invests principally in equity securities of large-capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Fundamental Growth Portfolio may also invest, to a limited extent, in equity securities of medium capitalization companies. The Fundamental Growth Portfolio’s subadviser may engage in frequent and active trading of portfolio securities.

The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities. The Fundamental Growth Portfolio may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities and American Depositary Receipts (“ADRs”).

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

The Fundamental Growth Portfolio’s subadviser’s management team distinctly differentiates its investment process through the following five main tenets:

•	Research designed to “Surround the Company” — The team employs a rigorous bottom-up research process to develop and validate an investment thesis.
•	Research companies across the market cap spectrum to develop unique fundamental insights — Although the investment team manages all-cap, large-cap, mid-cap, and small- to mid-cap strategies, the team invests primarily in small- to mid-cap company stocks within this particular strategy.
•	Analysis of current balance sheet to understand future earnings — Financial analysis focuses equally on a company’s income statement and its balance sheet.
•	Disciplined management of valuation targets — The team establishes near-term and long-term price targets for each holding in the portfolio.
•	Construct a portfolio to balance return vs. risk — The portfolio composition is closely monitored, as the subadviser believes that constructing a well-diversified portfolio further reduces risk while enhancing return.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Capital Growth Portfolio may also invest in REITs, registered investment companies and ETFs, commingled funds, cash instruments maturing in one year or less, illiquid securities (up to 15% of its net assets) and initial public offerings on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. The Portfolios employ similar principal investment strategies, and only differ as set out above.

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Fundamental Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 75%) of the Fundamental Growth Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $33,538 will be incurred associated with restructuring the portfolio holdings of the Fundamental Growth Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Fundamental Growth Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Fundamental Growth Portfolio	AB Growth Portfolio

◾   Invests primarily in common and preferred stock of U.S. companies, and principally in equity securities of large companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders.

◾   May also invest, to a limited extent, in equity securities of medium capitalization companies.

◾ Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
◾ The Portfolio is diversified.	◾ The Portfolio is diversified.
◾ The Portfolio may invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities and American Depositary Receipts.	◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.
◾ The Portfolio’s subadviser focuses on “growth” companies.	◾ The Portfolio’s subadviser focuses on “growth” companies.

◾   The Portfolio may invest in real estate investment trusts, registered investment companies and exchange-traded funds, commingled funds and cash instruments maturing in one year or less, illiquid securities (up to 15% of net assets) and initial public offerings on a non-principal basis.

◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Comparison of the Focused Growth Portfolio and the AB Growth Portfolio

Investment Objectives. The investment objectives of the Focused Growth Portfolio and the AB Growth Portfolio are identical. The investment objective of both Portfolios is long-term growth of capital. Each of the Focused Growth Portfolio’s and the AB Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the AB Growth Portfolio’s investment objective.

Principal Investment Strategies. The AB Growth Portfolio attempts to achieve its investment objective by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Focused Growth Portfolio attempts to achieve its investment objective by investing in equity securities selected on the basis of growth criteria. The Focused Growth Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Focused Growth Portfolio will generally hold between 25 to 35 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities. The Focused Growth Portfolio may invest in foreign securities either directly or indirectly through depositary receipts. The Focused Growth Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a securities position.

The AB Growth Portfolio’s subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process. The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the AB Growth Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

The Focused Growth Portfolio’s subadviser may engage in frequent and active trading of portfolio securities.

The AB Growth Portfolio may also invest in derivatives, including options and futures, on a non-principal basis. The Focused Growth Portfolio may also invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), foreign securities including emerging markets, short-term investments (up to 20%), options and futures, special situations, currency transactions, ETFs, fixed income securities, hybrid instruments (up to 10%), REITs and forward foreign currency exchange contracts on a non-principal basis.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the AB Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the Focused Growth Portfolio employs a “focus” strategy, while the AB Growth Portfolio does not. Another principal difference between the Portfolios is that the AB Growth Portfolio invests primarily in equity securities of large companies, while the Focused Growth Portfolio does not seek to invest primarily in securities of companies of a particular market capitalization. The AB Growth Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities, while the Focused Growth Portfolio may invest in foreign securities without limit, and in emerging market securities on a non-principal basis.

While the AB Growth Portfolio and the Capital Growth Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios invest principally in equity securities and follow a growth-oriented investment philosophy.

For a discussion of the principal and other investment risks associated with an investment in the AB Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the portfolio holdings of the Focused Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 60%) of the Focused Growth Portfolio’s holdings before the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the differences in the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $15,840 will be incurred associated with restructuring the portfolio holdings of the Focused Growth Portfolio in connection with the applicable Reorganization. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Focused Growth Portfolio.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Focused Growth Portfolio	AB Growth Portfolio
◾ Invests in equity securities based on growth criteria. ◾ Invests primarily in common stocks of large-cap companies.	◾ Invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
◾ The Portfolio is diversified.	◾ The Portfolio is diversified.

◾  The Portfolio uses a growth strategy and utilizes a “focus” strategy which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolio. The Portfolio generally holds between 25-35 securities, although the subadviser may, in its discretion, hold more or fewer securities.

◾  The subadviser may engage in frequent and active trading of portfolio securities.

◾ The Portfolio’s subadviser uses a bottom-up investment approach in selecting securities, focusing on “growth” companies.
◾ The Portfolio may invest in foreign securities either directly or indirectly through depositary receipts.	◾ The Portfolio may invest up to 25% of assets in foreign securities, including emerging market securities.

◾  The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

◾  The Portfolio may invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), foreign securities including emerging markets, short-term investments (up to 20%), options and futures, special situations, currency transactions, exchange-traded funds, fixed income securities, hybrid instruments (up to 10%), real estate investment trusts and forward foreign currency exchange contracts on a non-principal basis.

◾ The Portfolio may invest in derivatives, including options and futures on a non-principal basis.

Additional Information About the AB Growth Portfolio’s Investment Strategies. From time to time, the AB Growth Portfolio may take a temporary defensive position that is inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the AB Growth Portfolio’s investments in money market securities for temporary defensive purposes. If the AB Growth Portfolio takes such a temporary defensive position, it may not achieve its investment objective.

In addition to the securities and techniques described herein, there are other securities and investment techniques in which the AB Growth Portfolio may invest in limited instances, which are not described in this Combined Prospectus/Proxy Statement. These securities and investment practices are listed in the SAST SAI.

Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the AB Growth Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). If not specified as net assets, the percentage is calculated based on total assets.

The principal investment objective and strategies for the AB Growth Portfolio are non-fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days written notice in advance of any change to the AB Growth Portfolio’s investment goal.

Below is additional information about the AB Growth Portfolio’s principal and non-principal investments identified above.

Capital appreciation/growth is an increase in the market value of securities held.

Defensive investments include high-quality, fixed income securities, repurchase agreements and other money market instruments. The AB Growth Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. See definition of “Foreign securities” for additional information.

Equity securities. Equity securities such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Foreign securities are issued by (i) foreign governments or their agencies and instrumentalities, and (ii) companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue or profits from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country. Foreign securities include, but are not limited to, foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies, ADRs or other similar securities that represent interests in foreign equity securities, such as EDRs and GDRs. The AB Growth Portfolio’s investments in foreign securities may also include securities from emerging market issuers. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by SunAmerica or subadviser.

A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the AB Growth Portfolio and the index described below change over time. The AB Growth Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. Except as noted above:

•	Large-Cap companies will include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 11, 2018, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.5 billion to $926.9 billion.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. The AB Growth Portfolio may purchase listed options on various indices in which the Portfolio may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. The AB Growth Portfolio may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When the AB Growth Portfolio purchases an OTC swaption, it increases its credit risk exposure to the counterparty.

Fees and Expenses

If a Reorganization is approved and completed, holders of Target Portfolio Class 1 shares will receive AB Growth Portfolio Class 1 shares, holders of Target Portfolio Class 2 shares will receive AB Growth Portfolio Class 2 shares and holders of Target Portfolio Class 3 shares will receive AB Growth Portfolio Class 3 shares.

Fee Tables as of January 31, 2018 (unaudited)

Fee Table of the Wellington Growth Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Wellington Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio	Wellington Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.72%	0.62%	0.61%	0.72%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.05%	0.03%	0.03%	0.05%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.77%	0.65%	0.64%	0.92%	0.80%	0.79%

	Actual
	Wellington Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.72%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.02%	0.90%	0.89%

* Pro Forma Combined Portfolio assumes the Reorganization of only the Wellington Growth Portfolio into the AB Growth Portfolio.

Fee Table of the Growth and Income Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual
	Growth and Income Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.68%	0.62%	0.61%
Service (12b-1) Fees	None	None	None
Other Expenses	0.07%	0.03%	0.03%
Total Annual Portfolio Operating expenses	0.75%	0.65%	0.64%

    * Pro Forma Combined Portfolio assumes the Reorganization of only the Growth and Income Portfolio into the AB Growth Portfolio.

Fee Table of the Natural Resources Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Natural Resources Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio	Natural Resources Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.75%	0.62%	0.61%	0.75%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.12%	0.03%	0.03%	0.12%	0.03%	0.03%
Total Annual Portfolio Operating expenses	0.87%	0.65%	0.64%	1.02%	0.80%	0.79%

	Actual
	Natural Resources Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.75%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.12%	0.03%	0.03%
Total Annual Portfolio Operating expenses	1.12%	0.90%	0.89%

* Pro Forma Combined Portfolio assumes the Reorganization of only the Natural Resources Portfolio into the AB Growth Portfolio.

Fee Table of the Capital Growth Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Capital Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio	Capital Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.84%	0.62%	0.61%	0.84%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.04%	0.03%	0.03%	0.04%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.88%	0.65%	0.64%	1.03%	0.80%	0.79%
Fee Waivers and/or Expense Reimbursements(1)	-0.11%	None	None	-0.11%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	0.77%	0.65%	0.64%	0.92%	0.80%	0.79%

	Actual
	Capital Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.84%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.13%	0.90%	0.89%
Fee Waivers and/or Expense Reimbursements(1)	-0.11%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	1.02%	0.90%	0.89%

* Pro Forma Combined Portfolio assumes the Reorganization of only the Capital Growth Portfolio into the AB Growth Portfolio.

(1) Pursuant to an advisory fee waiver agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2019 with respect to the Capital Growth Portfolio so that the advisory fee payable by the Capital Growth Portfolio to SunAmerica equals 0.73% of average daily net assets. The Advisory Fee Waiver Agreement will continue in effect from year to year, unless terminated by the SAST Board of Trustees, including a majority of the Independent Trustees. The Advisory Fee Waiver Agreement may also be terminated by SAST upon 60 days’ prior written notice to SunAmerica.

Fee Table of the Fundamental Growth Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Fundamental Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio	Fundamental Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.85%	0.62%	0.61%	0.85%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.07%	0.03%	0.03%	0.07%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.92%	0.65%	0.64%	1.07%	0.80%	0.79%

	Actual
	Fundamental Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.85%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.07%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.17%	0.90%	0.89%

* Pro Forma Combined Portfolio assumes the Reorganization of only the Fundamental Growth Portfolio into the AB Growth Portfolio.

Fee Table of the Focused Growth Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	1.00%	0.62%	0.61%	1.00%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.07%	0.03%	0.03%	0.07%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.07%	0.65%	0.64%	1.22%	0.80%	0.79%
Fee Waivers and/or Expense Reimbursements(1)	-0.31%	None	None	-0.31%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	0.76%	0.65%	0.64%	0.91%	0.80%	0.79%

	Actual
	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	1.00%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.07%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.32%	0.90%	0.89%
Fee Waivers and/or Expense Reimbursements(1)	-0.31%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	1.01%	0.90%	0.89%

* Pro Forma Combined Portfolio assumes the Reorganization of only the Focused Growth Portfolio into the AB Growth Portfolio.

(1) Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through July 29, 2018 with respect to the Focused Growth Portfolio so that the advisory fee payable by the Focused Growth Portfolio to SunAmerica equals 0.69% of average daily net assets.    This Advisory Fee Waiver Agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the SST Board of Trustees, including a majority of the Independent Trustees.

Fee Table of the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Focused Growth Portfolio, the AB Growth Portfolio and the Pro Forma Combined Portfolio*

(as of January 31, 2018 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on January 31, 2018 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio. Future fees and expenses may be greater or less than those indicated below.

	Actual
	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.72%	0.68%	0.75%	0.84%	0.85%	1.00%	0.62%	0.61%
Service (12b-1) Fees	None	None	None	None	None	None	None	None
Other Expenses	0.05%	0.07%	0.12%	0.04%	0.07%	0.07%	0.03%	0.02%
Total Annual Portfolio Operating Expenses	0.77%	0.75%	0.87%	0.88%	0.92%	1.07%	0.65%	0.63%
Fee Waivers and/or Expense Reimbursements(1)(2)	None	None	None	-0.11%	None	-0.31%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)(2)	0.77%	0.75%	0.87%	0.77%	0.92%	0.76%	0.65%	0.63%

* Pro Forma Combined Portfolio assumes the Reorganization of each of the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio into the AB Growth Portfolio.

(1) Pursuant to an advisory fee waiver agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2019 with respect to the Capital Growth Portfolio so that the advisory fee payable by the Capital Growth Portfolio to SunAmerica equals 0.73% of average daily net assets. The Advisory Fee Waiver Agreement will continue in effect from year to year, unless terminated by the SAST Board of Trustees, including a majority of the Independent Trustees. The Advisory Fee Waiver Agreement may also be terminated by SAST upon 60 days’ prior written notice to SunAmerica.

(2) Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through July 29, 2018 with respect to the Focused Growth Portfolio so that the advisory fee payable by the Focused Growth Portfolio to SunAmerica equals 0.69% of average daily net assets.    This Advisory Fee Waiver Agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the SST Board of Trustees, including a majority of the Independent Trustees.

	Actual
	Wellington Growth Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.72%	0.75%	0.84%	0.85%	1.00%	0.62%	0.61%
Service (12b-1) Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.05%	0.12%	0.04%	0.07%	0.07%	0.03%	0.02%
Total Annual Portfolio Operating Expenses	0.92%	1.02%	1.03%	1.07%	1.22%	0.80%	0.78%
Fee Waivers and/or Expense Reimbursements(1)(2)	None	None	-0.11%	None	-0.31%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)(2)	0.92%	1.02%	0.92%	1.07%	0.91%	0.80%	0.78%

* Pro Forma Combined Portfolio assumes the Reorganization of each of the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio into the AB Growth Portfolio.

(1) Pursuant to an advisory fee waiver agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2019 with respect to the Capital Growth Portfolio so that the advisory fee payable by the Capital Growth Portfolio to SunAmerica equals 0.73% of average daily net assets. The Advisory Fee Waiver Agreement will continue in effect from year to year, unless terminated by the SAST Board of Trustees, including a majority of the Independent Trustees. The Advisory Fee Waiver Agreement may also be terminated by SAST upon 60 days’ prior written notice to SunAmerica.

(2) Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through July 29, 2018 with respect to the Focused Growth Portfolio so that the advisory fee payable by the Focused Growth Portfolio to SunAmerica equals 0.69% of average daily net assets.    This Advisory Fee Waiver Agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the SST Board of Trustees, including a majority of the Independent Trustees.

	Actual
	Wellington Growth Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined Portfolio

	Class 3	Class 3	Class 3	Class 3	Class 3	Class 3	Class 3

Annual Portfolio Operating expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.72%	0.75%	0.84%	0.85%	1.00%	0.62%	0.61%
Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.12%	0.04%	0.07%	0.07%	0.03%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.12%	1.13%	1.17%	1.32%	0.90%	0.88%
Fee Waivers and/or Expense Reimbursements(1)(2)	None	None	-0.11%	None	-0.31%	None	None
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)(2)	1.02%	1.12%	1.02%	1.17%	1.01%	0.90%	0.88%

* Pro Forma Combined Portfolio assumes the Reorganization of each of the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio into the AB Growth Portfolio.

(1) Pursuant to an advisory fee waiver agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2019 with respect to the Capital Growth Portfolio so that the advisory fee payable by the Capital Growth Portfolio to SunAmerica equals 0.73% of average daily net assets. The Advisory Fee Waiver Agreement will continue in effect from year to year, unless terminated by the SAST Board of Trustees, including a majority of the Independent Trustees. The Advisory Fee Waiver Agreement may also be terminated by SAST upon 60 days’ prior written notice to SunAmerica.

(2) Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through July 29, 2018 with respect to the Focused Growth Portfolio so that the advisory fee payable by the Focused Growth Portfolio to SunAmerica equals 0.69% of average daily net assets.    This Advisory Fee Waiver Agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the SST Board of Trustees, including a majority of the Independent Trustees.

Pro Forma Combined Portfolio expenses have not been shown for scenarios assuming the Reorganizations of the AB Growth Portfolio and more than one, but not all, of the Target Portfolios; however, Pro Forma Combined Portfolio expenses in any such scenario would not be higher than the Pro Forma Combined Portfolio expenses shown above in any of the Fee Tables which assume the Reorganization of the AB Growth Portfolio and only your Target Portfolio.

EXAMPLES:

These Examples are intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the relevant Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and, if applicable, fee waivers remain in effect only for the period ending July 29, 2018 or April 30, 2019, as applicable. The Examples do not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Wellington Growth Portfolio into AB Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
Wellington Growth Portfolio	$79	$246	$428	$954
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798
Class 2
Wellington Growth Portfolio	$94	$293	$509	$1,131
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$81	$252	$439	$978
Class 3
Wellington Growth Portfolio	$104	$325	$563	$1,248
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$91	$284	$493	$1,096
* Pro Forma Combined Portfolio assumes the Reorganization of only the Wellington Growth Portfolio into the AB Growth Portfolio. Growth and Income Portfolio into AB Growth Portfolio
	1 Year	3 Years	5 Years	10 Years
Class 1
Growth and Income Portfolio	$77	$240	$417	$930
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798

* Pro Forma Combined Portfolio assumes the Reorganization of only the Growth and Income Portfolio into the AB Growth Portfolio.

Natural Resources Portfolio into AB Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
Natural Resources Portfolio	$89	$278	$482	$1,073
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798
Class 2
Natural Resources Portfolio	$104	$325	$563	$1,248
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$81	$252	$439	$978
Class 3
Natural Resources Portfolio	$114	$356	$617	$1,363
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$91	$284	$493	$1,096
* Pro Forma Combined Portfolio assumes the Reorganization of only the Natural Resources Portfolio into the AB Growth Portfolio. Capital Growth Portfolio into AB Growth Portfolio
	1 Year	3 Years	5 Years	10 Years
Class 1
Capital Growth Portfolio	$79	$270	$477	$1,074
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798
Class 2
Capital Growth Portfolio	$94	$317	$558	$1,249
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$81	$252	$439	$978
Class 3
Capital Growth Portfolio	$104	$348	$612	$1,365
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$91	$284	$493	$1,096

* Pro Forma Combined Portfolio assumes the Reorganization of only the Capital Growth Portfolio into the AB Growth Portfolio.

Fundamental Growth Portfolio into AB Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
Fundamental Growth Portfolio	$94	$293	$509	$1,131
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798
Class 2
Fundamental Growth Portfolio	$109	$340	$590	$1,306
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$81	$252	$439	$978
Class 3
Fundamental Growth Portfolio	$119	$372	$644	$1,420
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$91	$284	$493	$1,096
* Pro Forma Combined Portfolio assumes the Reorganization of only the Fundamental Growth Portfolio into the AB Growth Portfolio. Focused Growth Portfolio into AB Growth Portfolio
	1 Year	3 Years	5 Years	10 Years
Class 1
Focused Growth Portfolio	$78	$310	$560	$1,278
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$65	$205	$357	$798
Class 2
Focused Growth Portfolio	$93	$357	$641	$1,450
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$81	$252	$439	$978
Class 3
Focused Growth Portfolio	$103	$388	$694	$1,563
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$91	$284	$493	$1,096

* Pro Forma Combined Portfolio assumes the Reorganization of only the Focused Growth Portfolio into the AB Growth Portfolio.

Wellington Growth Portfolio, Growth and Income Portfolio, Natural Resources Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio and Focused Growth Portfolio into AB Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
Wellington Growth Portfolio	$79	$246	$428	$954
Growth and Income Portfolio	$77	$240	$417	$930
Natural Resources Portfolio	$89	$278	$482	$1,073
Capital Growth Portfolio	$79	$270	$477	$1,074
Fundamental Growth Portfolio	$94	$293	$509	$1,131
Focused Growth Portfolio	$78	$310	$560	$1,278
AB Growth Portfolio	$66	$208	$362	$810
Pro Forma Combined Portfolio*	$64	$202	$351	$786
Class 2
Wellington Growth Portfolio	$94	$293	$509	$1,131
Natural Resources Portfolio	$104	$325	$563	$1,248
Capital Growth Portfolio	$94	$317	$558	$1,249
Fundamental Growth Portfolio	$109	$340	$590	$1,306
Focused Growth Portfolio	$93	$357	$641	$1,450
AB Growth Portfolio	$82	$255	$444	$990
Pro Forma Combined Portfolio*	$80	$249	$433	$966
Class 3
Wellington Growth Portfolio	$104	$325	$563	$1,248
Natural Resources Portfolio	$114	$356	$617	$1,363
Capital Growth Portfolio	$104	$348	$612	$1,365
Fundamental Growth Portfolio	$119	$372	$644	$1,420
Focused Growth Portfolio	$103	$388	$694	$1,563
AB Growth Portfolio	$92	$287	$498	$1,108
Pro Forma Combined Portfolio*	$90	$281	$488	$1,084

* Pro Forma Combined Portfolio assumes the Reorganization of each of the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio into the AB Growth Portfolio.

Examples of Pro Forma Combined Portfolio costs have not been shown for scenarios assuming the Reorganizations of the AB Growth Portfolio and more than one, but not all, of the Target Portfolio; however, Pro Forma Combined Portfolio costs in any such scenario would not be higher than the Pro Forma Combined Portfolio costs shown above in any of the examples which assume the Reorganization of the AB Growth Portfolio and only your Target Portfolio.

Principal Investment Risks

Other than in the case of the Natural Resources Portfolio, because of the similar, substantially similar or identical investment objectives of the relevant Target Portfolio and the AB Growth Portfolio, the Portfolios are subject to similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risks in the other Portfolio) are set out in the tables below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”

Wellington Growth Portfolio and AB Growth Portfolio

	Wellington Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Active Trading Risk

◾   Growth Stock Risk (non-principal risk)

◾   Emerging Markets Risk (non-principal risk)

◾   Small- and Medium-Sized Companies Risk

◾   Depositary Receipts Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾   Active Trading Risk (non-principal risk)

◾  Growth Stock Risk

◾  Emerging Markets Risk

◾  Affiliated Fund Rebalancing Risk

◾   Country, Sector or Industry Focus Risk

Growth and Income Portfolio and AB Growth Portfolio

	Growth and Income Portfolio	AB Growth Portfolio
Principal Risks	◾ Equity Securities Risk ◾ Issuer Risk ◾ Large-Cap Companies Risk ◾ Management Risk ◾ Market Risk ◾ Medium-Sized Companies Risk ◾ Quantitative Investing Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Growth Stock Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Affiliated Fund Rebalancing Risk

◾  Country, Sector or Industry Focus Risk

Natural Resources Portfolio and AB Growth Portfolio

	Natural Resources Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Management Risk

◾  Market Risk

◾  Natural Resources Risk

◾  Value Stocks Risk

◾   Small- and Medium-Sized Companies Risk

◾  Preferred Stock Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Management Risk

◾  Market Risk

◾  Growth Stock Risk

◾  Affiliated Fund Rebalancing Risk

◾  Country, Sector or Industry Focus Risk

Capital Growth Portfolio and AB Growth Portfolio

	Capital Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk

◾  Small- and Mid-Cap Companies Risk

◾  Convertible Securities Risk

◾  Depositary Receipts Risk

◾  Warrants and Rights Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk (non-principal risk)

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

Fundamental Growth Portfolio and AB Growth Portfolio

	Fundamental Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk

◾  Preferred Stock Risk

◾  Small- and Mid-Cap Companies Risk

◾  Depositary Receipts Risk

◾  Sector Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk (non-principal risk)

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

Focused Growth Portfolio and AB Growth Portfolio

	Focused Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk

◾  Depositary Receipts Risk

◾  Sector Risk

◾  Focused Portfolio Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Active Trading Risk (non-principal risk)

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Portfolios.

As with any mutual fund, there can be no assurance that each Portfolio’s investment objective will be met or that the net return on an investment in the Portfolio will exceed what could have been obtains through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Portfolio goes down, you could lose money.

Federal Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Portfolio, the AB Growth Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of each Reorganization, SAST, on behalf of the AB Growth Portfolio, and the relevant Trust, on behalf of the relevant Target Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of each Target Portfolio and the AB Growth Portfolio are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Non-Principal Investment Risks

Wellington Growth Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Wellington Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Active Trading Risk

◾   Small- and Medium-Sized Companies Risk

◾  Depositary Receipts Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Growth Stock Risk

◾  Emerging Markets Risk

◾  Affiliated Fund Rebalancing Risk

◾   Country, Sector or Industry Focus Risk

Non-Principal Risks	◾ Growth Stock Risk ◾ Emerging Markets Risk ◾ Convertible Securities Risk ◾ Currency Risk ◾ Illiquidity Risk ◾ Investment Company Risk ◾ Settlement Risk	◾ Active Trading Risk ◾ Derivatives Risk

Growth and Income Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Growth and Income Portfolio	AB Growth Portfolio
Principal Risks	◾ Equity Securities Risk ◾ Issuer Risk ◾ Large-Cap Companies Risk ◾ Management Risk ◾ Market Risk ◾ Medium-Sized Companies Risk ◾ Quantitative Investing Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Growth Stock Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Affiliated Fund Rebalancing Risk

◾   Country, Sector or Industry Focus Risk

Non-Principal Risks

◾  Active Trading Risk

◾  Derivatives Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Depositary Receipts Risk

◾  Currency Risk

◾  Illiquidity Risk

◾  Investment Company Risk

◾  Settlement Risk

◾  Small-Sized Company Risk

◾ Active Trading Risk ◾ Derivatives Risk

Natural Resources Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Natural Resources Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Management Risk

◾  Market Risk

◾  Natural Resources Risk

◾  Value Stocks Risk

◾   Small- and Medium-Sized Companies Risk

◾  Preferred Stock Risk

◾  Equity Securities Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Management Risk

◾  Market Risk

◾  Growth Stock Risk

◾  Affiliated Fund Rebalancing Risk

◾  Country, Sector or Industry Focus Risk

Non-Principal Risks

◾  Active Trading Risk

◾  Derivatives Risk

◾  Convertible Securities Risk

◾  Currency Risk

◾  Depositary Receipts Risk

◾  Hedging Risk

◾  Illiquidity Risk

◾  Investment Company Risk

◾  Real Estate Industry Risk

◾  Settlement Risk

◾ Active Trading Risk ◾ Derivatives Risk

Capital Growth Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Capital Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Small- and Mid-Cap Companies Risk

◾  Convertible Securities Risk

◾  Depositary Receipts Risk

◾  Warrants and Rights Risk

◾  Active Trading Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

Non-Principal Risks	◾ Foreign Investment Risk	◾ Active Trading Risk ◾ Derivatives Risk

Fundamental Growth Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Fundamental Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Preferred Stock Risk

◾  Active Trading Risk

◾  Small- and Mid-Cap Companies Risk

◾  Depositary Receipts Risk

◾  Sector Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Foreign Investment Risk

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

Non-Principal Risks	◾ Real Estate Industry Risk ◾ Illiquidity Risk ◾ IPO Investing ◾ Investment Company Risk	◾ Active Trading Risk ◾ Derivatives Risk

Focused Growth Portfolio and AB Growth Portfolio

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Focused Growth Portfolio	AB Growth Portfolio
Principal Risks

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Depositary Receipts Risk

◾  Sector Risk

◾  Focused Portfolio Risk

◾  Active Trading Risk

◾  Equity Securities Risk

◾  Growth Stock Risk

◾  Issuer Risk

◾  Large-Cap Companies Risk

◾  Foreign Investment Risk

◾  Management Risk

◾  Market Risk

◾  Affiliated Fund Rebalancing Risk

◾  Emerging Markets Risk

◾  Country, Sector or Industry Focus Risk

Non-Principal Risks

◾  Derivatives Risk

◾  Emerging Markets Risk

◾  Convertible Securities Risk

◾  Credit Risk

◾  Currency Volatility Risk

◾  Hedging Risk

◾  Interest Rate Fluctuations Risk

◾  Investment Company Risk

◾  Real Estate Industry Risks

◾  Risks of Investing in Bonds

◾  Risks of Investing in Junk Bonds

◾   Risks of Investing in Money Market Securities

◾ Derivatives Risk ◾ Active Trading Risk

The following discussion describes the principal risks that may affect the AB Growth Portfolio and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the AB Growth Summary Prospectus.

As with any mutual fund, there can be no assurance that the AB Growth Portfolio’s investment objective will be met or that the net return on an investment in the AB Growth Portfolio will exceed what could have been obtained through other investment or savings vehicles.

Shares of the AB Growth Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the AB Growth Portfolio goes down, you could lose money.

The following are the principal investment risks associated with the AB Growth Portfolio and, therefore, also with the Combined Portfolio:

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Fundamental and Non-Fundamental Investment Restrictions

Each of the Portfolios has similar investment restrictions. If the shareholders of a Target Portfolio approve the Reorganization relating to their Target Portfolio, SunAmerica will manage the Combined Portfolio pursuant to the investment restrictions of the AB Growth Portfolio. The complete list of the fundamental and non-fundamental investment restrictions of each Target Portfolio and the AB Growth Portfolio is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.”

Performance Information

The following bar charts and tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Wellington Growth Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for a quarter was -26.73% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	19.80%	13.35%	6.52%
Class 2 Shares	19.59%	13.18%	6.37%
Class 3 Shares	19.50%	13.07%	6.26%
Russell 3000® Index[1]	21.13%	15.58%	8.60%

1    The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Growth Portfolio may invest.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Growth and Income Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.71% (quarter ended September 30, 2009) and the lowest return for a quarter was -25.11% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	23.91%	15.90%	7.43%
S&P 500® Index[1]	21.83%	15.79%	8.50%

1    The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Natural Resources Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.10% (quarter ended June 30, 2009) and the lowest return for a quarter was -36.28% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2017)

	1 Year	5 Years	10 Years
Class 1 Shares	15.03%	0.26%	-2.57%
Class 2 Shares	14.94%	0.11%	-2.71%
Class 3 Shares	14.79%	0.02%	-2.81%
S&P 500® Index[1]	21.83%	15.79%	8.50%
Blended Index[2]	16.87%	0.46%	-1.43%
MSCI ACWI Energy Index [3]	7.64%	1.55%	-0.53%
MSCI ACWI Metals & Mining Index[4]	33.82%	-2.90%	-4.26%

1 The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States.

2 The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index

3 The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 24 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

4 The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 DM countries and 24 EM countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Capital Growth Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.85% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.48% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 1.36%.

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	23.82%	13.42%	6.14%
Class 2 Shares	23.60%	13.25%	5.98%
Class 3 Shares	23.45%	13.13%	5.88%
Russell 1000® Growth Index[1]	30.21%	17.33%	10.00%

1    The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Fundamental Growth Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.50% (quarter ended March 31, 2012) and the lowest return for a quarter was -26.05% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 3.80%.

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	35.69%	15.46%	7.06%
Class 2 Shares	35.46%	15.29%	6.90%
Class 3 Shares	35.32%	15.17%	6.79%
Russell 1000® Growth Index[1]	30.21%	17.33%	10.00%

1    The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Focused Growth Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year-to-date calendar return as of March 31, 2018 was 5.81%.

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	35.21%	12.76%	6.27%
Class 2 Shares	34.97%	12.59%	6.11%
Class 3 Shares	34.87%	12.50%	6.01%
Russell 1000® Growth Index[1]	30.21%	17.33%	10.00%

1    The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the AB Growth Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.07% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2018 was 2.18%.

Average Annual Total Returns (For the periods ended December 31, 2017)

	1	5	10
	Year	Years	Years
Class 1 Shares	31.99%	18.82%	9.54%
Class 2 Shares	31.82%	18.65%	9.37%
Class 3 Shares	31.68%	18.53%	9.26%
Russell 1000® Growth Index[1]	30.21%	17.33%	10.00%

1    The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

Because the Combined Portfolio will most closely resemble the AB Growth Portfolio, the AB Growth Portfolio will be the accounting survivor of each Reorganization. The Combined Portfolio will also maintain the performance history of the AB Growth Portfolio at the closing of each Reorganization.

Management of the Portfolios

SunAmerica, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, serves as the investment adviser to the each Portfolio. SunAmerica selects the Subadvisers for each Portfolio, provides various administrative services and supervises the daily business affairs of the Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $95.1 billion as of January 31, 2018. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company.

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the relevant Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the relevant Board of Trustees but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the relevant Board of Trustees are subject to shareholder approval.

Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Wellington serves as the Subadviser to each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio. Wellington is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2017, Wellington and its investment advisory affiliates had investment management authority with respect to approximately $1.08 trillion in assets.

The Wellington Growth Portfolio is managed by Kent M. Stahl, CFA, Gregg R. Thomas, CFA and Edward B. Baldini, CFA. Mr. Stahl is Senior Managing Director and Chief Investment Strategist and joined Wellington in 1998. Mr. Thomas is Senior Managing Director and Director of Investment Strategy and joined Wellington as an investment professional in 2002. Mr. Baldini is a Senior Managing Director and Director of Investment Strategy and Risk and joined Wellington in 2005.

The Growth and Income Portfolio is managed by Mammen Chally, CFA, Douglas McLane, CFA and David Siegle, CFA. Mr. Chally, Senior Managing Director and Equity Portfolio Manager of Wellington, joined the firm in 1994 and has been an investment professional since 1996. Mr. McLane is a Managing Director and is involved in portfolio management and securities analysis for the Portfolio. He joined the firm in 2011 and has 19 years of professional experience. Mr. Siegle is a Managing Director and is involved in portfolio management and securities analysis for the Portfolio. He joined the firm in 2001 and has 15 years of professional experience.

The Natural Resources Portfolio is managed by Mark N. Viviano, CFA, Managing Director and Global Industry Analyst, and Robert F. Hayes, III, CFA, Senior Managing Director and Global Industry Analyst. Mr. Viviano joined the firm in 2002 and has been an investment professional since 2004. Mr. Hayes joined the firm as an investment professional in 2000.

BNY Mellon Asset Management serves as the Subadviser to the Capital Growth Portfolio. BNY Mellon Asset Management’s principal office is located at One Boston Place, Boston, Massachusetts, 02108. BNY Mellon Asset Management is a global, performance-driven investment management firm committed to providing creative investment solutions for clients. As of January 31, 2018, BNY Mellon Asset Management had $50.2 billion in assets under management

The Capital Growth Portfolio is managed by Elizabeth Slover, David Sealy and Barry Mills. Each portfolio manager has been employed in the investment area of BNY Mellon Asset Management since July 2005.

WellsCap serves as the Subadviser to the Fundamental Growth Portfolio. WellsCap is a California corporation located at 525 Market Street, San Francisco, CA 94105. WellsCap provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2017, WellsCap managed assets aggregating in excess of $389.6 billion.

The Fundamental Growth Portfolio is managed by an investment team led by Michael T. Smith, CFA and Christopher J. Warner, CFA. Mr. Smith is managing director and senior portfolio manager for the Fundamental Growth Equity team at WellsCap. Mr. Smith has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization, Large Capitalization Select, and All Capitalization growth portfolios. Mr. Smith has earned the right to use the CFA designation. Mr. Warner serves as a co-portfolio manager for all of the Fundamental team’s portfolios including the Fundamental Large Capitalization portfolio. Mr. Warner has earned the right to use the CFA designation.

Columbia serves as the Subadviser to the Focused Growth Portfolio. Columbia is located at 225 Franklin Street, Boston, MA 02110. Columbia is a registered investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of March 31, 2017, Columbia had approximately $342.02 billion in assets under management.

The Focused Growth Portfolio is managed by Thomas Galvin, CFA, Richard Carter and Todd Herget. Mr. Galvin joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Galvin began his investment career in 1983. Mr. Carter joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Carter began his investment career in 1993. Mr. Herget joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Herget began his investment career in 1998.

AllianceBernstein serves as the Subadviser to the AB Growth Portfolio. AllianceBernstein is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of January 31, 2018, AllianceBernstein had approximately $554 billion in assets under management.

The AB Growth Portfolio is managed by Frank V. Caruso, John H. Fogarty and Vinay Thapar. Mr. Caruso, Senior Vice President, joined AllianceBernstein in 1993. Mr. Caruso is the Team Leader of U.S. Growth Equities. As Team Leader, Mr. Caruso oversees the U.S. Large Cap Growth, U.S. Growth and U.S. Growth & Income services. Mr. Fogarty, Senior Vice President, has been Team Leader of U.S. Mid Cap Fundamental Growth since 2008. Mr. Fogarty joined the U.S. Growth team in 2009 as a portfolio manager for the U.S. Growth and U.S. Growth and Income services. In 2012, Mr. Fogarty became a portfolio manager for U.S. Large Cap Growth. Mr. Fogarty rejoined AllianceBernstein in 2007 as a fundamental growth research analyst. Mr. Thapar, Senior Vice President and Portfolio Manager for US Growth Equities. He is also a Senior Research Analyst, responsible for covering global healthcare. Prior to joining the firm in 2011, Mr. Thapar spent three years as a senior investment analyst covering global healthcare for two domestic investment funds at American Century Investments. Prior to that, he worked for eight years at Bear Stearns in the Biotech Equity Research Group, most recently as an associate director. Mr. Thapar holds a BA in biology from New York University. Messrs. Caruso, Fogarty and Thapar hold the Chartered Financial Analyst designation.

The applicable Trust SAI provides additional information about the compensation of each Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Portfolio and other funds managed by SunAmerica.

As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser of the Combined Portfolio and AllianceBernstein will continue to serve as Subadviser to the Combined Portfolio. It is anticipated that Messrs. Caruso, DuPont and Fogarty and Ms. Sesin will be the portfolio managers of the Combined Portfolio following the Reorganizations.

The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement

Pursuant to the relevant Trust’s Investment Advisory and Management Agreement with SunAmerica (each, a “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the relevant Trust a fee, accrued daily and payable monthly, based on the average daily net asset value of each Portfolio at the following annual rates listed below:

Portfolio	Average daily net asset value	Advisory Fee Rate

Wellington Growth Portfolio	First $250 million	0.750%
	Next $250 million	0.675%
	Over $500 million	0.600%

Growth and Income Portfolio	First $100 million	0.700%
	Next $150 million	0.650%
	Next $250 million	0.600%
	Over $500 million	0.575%

Natural Resources Portfolio		0.750%

Capital Growth Portfolio*	First $50 million	0.90%
	Next $150 million	0.85%
	Over $200 million	0.80%
Fundamental Growth Portfolio	First $150 million	0.85%
	Next $150 million	0.80%
	Over $300 million	0.70%

Focused Growth Portfolio**	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%

AB Growth Portfolio	First $50 million	0.70%
	Next $100 million	0.65%
	Over $150 million	0.60%

* Pursuant to an advisory fee waiver agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2019 with respect to the Capital Growth Portfolio so that the advisory fee payable by the Capital Growth Portfolio to SunAmerica equals 0.73% of average daily net assets. The Advisory Fee Waiver Agreement will continue in effect from year to year, unless terminated by the SAST Board of Trustees, including a majority of the Independent Trustees. The Advisory Fee Waiver Agreement may also be terminated by SAST upon 60 days’ prior written notice to SunAmerica.

** Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through July 29, 2018 with respect to the Focused Growth Portfolio so that the advisory fee payable by the Focused Growth Portfolio to SunAmerica equals 0.69% of average daily net assets. This Advisory Fee Waiver Agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the SST Board of Trustees, including a majority of the Independent Trustees.

The advisory fee rate currently payable by each of the Wellington Growth Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio is higher than the fee rate currency payable by the AB Growth Portfolio. As a result, following the applicable Reorganization, shareholders of each of the Wellington Growth Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio will pay an advisory fee at a lower annual rate than they currently pay. The advisory fee rate of the AB Growth Portfolio is higher or lower at certain asset levels than, but the same at other asset levels as, the advisory fee rate of the Growth and Income Portfolio. As a result, following the applicable Reorganization, current Growth and Income Portfolio shareholders may from time to time pay an advisory fee at a higher annual rate than they currently pay. It is expected, however, that the effective advisory fee rate to be charged to the Combined Portfolio will be 0.61% of the Combined Portfolio’s average daily net assets, based on asset levels of the Funds as of January 31, 2018, which is a lower effective advisory fee rate than is currently in effect for the Growth and Income Portfolio.

For its most recent fiscal year, each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Fund	Fee
Growth Portfolio	0.72%
Growth and Income Portfolio	0.68%
Natural Resources Portfolio	0.75%
Capital Growth Portfolio	0.73%*
Fundamental Growth Portfolio	0.85%
Focused Growth Portfolio	0.69%*
AB Growth Portfolio	0.62%

*Net of management fee waiver.

The terms of each Management Agreement are substantially similar and the services provided to each Portfolio under its Management Agreement are substantially similar.

A discussion regarding the basis for the relevant Board of Trustees’ approval of the applicable Management Agreement is available in the AST, SAST or SST most recent annual report to shareholders, as applicable.

If the shareholders of each Target Portfolio approve the Reorganization relating to their Target Portfolio, the Combined Portfolio will be managed by SunAmerica pursuant to the Management Agreement with respect to the AB Growth Portfolio, as described above. As discussed above, the services provided to each Portfolio under the applicable Management Agreement are substantially similar.

Service Providers

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as custodian for each Portfolio. In this capacity, State Street maintains the portfolio securities held by each Portfolio, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Portfolio’s transfer and dividend disbursing agent. PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Portfolio’s independent registered public accounting firm. PwC performs an annual audit of each Portfolio’s financial statements and provides tax advisory services and tax return preparation. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Portfolio will continue to use such service providers.

Distribution and Service Fees

Class 2 and Class 3 shares of each Portfolio, are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

Following the Reorganizations, the Combined Portfolio will continue to be subject to the Plans, as described above, for its share classes. The Plans are identical for each share class of each Portfolio.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually.

Distribution Reinvestments. The dividends and distributions, if any, will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to qualify as a “regulated investment company” under the Code. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends-received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

Purchase, Redemption and Valuation of Shares

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by the Life Companies. All shares of each Trust are owned by Separate Accounts of the Life Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Companies. Each Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. Certain classes of shares are offered only to existing Contract Owners and are not available to new investors. In addition, not all portfolios of each Trust are available to all Contract Owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Combined Prospectus/Proxy Statement, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the portfolios of each Trust available to you in the prospectus that offers the Variable Contracts.

Each Trust does not foresee a disadvantage to Contract Owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various Life Companies. Nevertheless, the applicable Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the applicable Trust. This might force the applicable Trust to sell portfolio securities at disadvantageous prices.

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio, other than the Capital Growth Portfolio, the Fundamental Growth Portfolio and the AB Growth Portfolio, also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless, in accordance with pricing procedures approved by the applicable Board of Trustees, the market quotations are determined to be unreliable.

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the applicable Board of Trustees. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the applicable Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity index futures contracts, each Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.

Certain of the portfolios of each Trust may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. Each Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions as determined by the SEC, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

Each Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

Each Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain portfolios of each Trust invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio’s international portfolio securities trade and the time as of which the portfolio’s NAV is calculated. Market timing in portfolios investing significantly in junk bonds may occur if market prices are not readily available for a portfolio’s junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a portfolio. One of the objectives of each Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Valuation of Shares” above).

Shares of the Portfolios are generally held through Separate Accounts. The ability of each Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The applicable Board of Trustees’ policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.

Each Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which a Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that a Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not a Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. Each Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by a Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain Life Companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for the AB Growth Portfolio are intended to help you understand the AB Growth Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single AB Growth Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the AB Growth Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the AB Growth Portfolio’s financial statements, is included in SAST’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/14	$27.20	$0.02	$7.20	$7.22	$(0.09)	$—	$(0.09)	$34.33	26.55%	$270,895	0.67%	0.04%	63%
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66	0.10	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	(3.08)	(3.10)	47.77	35.78	491,203	0.65	0.06	53

SA AB Growth Portfolio — Class 2
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(0.08)	53

SA AB Growth Portfolio — Class 3
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(0.18)	53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00

INFORMATION ABOUT THE REORGANIZATIONS

General

Under each Reorganization Agreement, the relevant Target Portfolio will transfer its assets and liabilities to the AB Growth Portfolio in exchange for Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio. For more details about the Reorganization Agreements, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the AB Growth Portfolio issued to each Target Portfolio will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Portfolio’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Portfolio of the shares of the AB Growth Portfolio, the Target Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Portfolio will be terminated as a series of the relevant Trust under applicable state law.

The distribution of AB Growth Portfolio shares to the Target Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the AB Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held in your Variable Contract on that date See “Terms of the Reorganization Agreement” below.

Accordingly, as a result of a Reorganization, the relevant Target Portfolio shareholders will own the same class of shares of the AB Growth Portfolio having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Target Portfolio shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Portfolio’s NAV. However, as a result of a Reorganization, a shareholder of the relevant Target Portfolio or the AB Growth Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreements

Pursuant to each Reorganization Agreement, the AB Growth Portfolio will acquire the assets of the relevant Target Portfolio on the Closing Date in consideration for the assumption of substantially all of the Target Portfolio’s liabilities and shares of the AB Growth Portfolio.

On the Closing Date, the relevant Target Portfolio will transfer to the AB Growth Portfolio its assets in exchange solely for Class 1, Class 2 and/or Class 3 shares of the AB Growth Portfolio that are equal in value to the value of the net assets of the Target Portfolio transferred to the AB Growth Portfolio as of the Closing Date, as determined in accordance with the AB Growth Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the AB Growth Portfolio of substantially all of the liabilities of the Target Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

Each Target Portfolio expects to distribute the shares of the AB Growth Portfolio to the shareholders of the Target Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the relevant Trust. Thereafter, the relevant Target Portfolio will be terminated as a series of the relevant Trust under Massachusetts law.

Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the relevant Trust, on behalf of its Portfolio(s), are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Portfolio’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•	the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the relevant Trust, on behalf of the relevant Portfolio, either before or after approval thereof by the shareholders of the Target Portfolio.

Each Board of Trustees unanimously recommends that you vote to approve the Reorganization relating to the relevant Target Portfolio, as it believes the Reorganization is in the best interests of the Target Portfolio (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Target Portfolio will not be diluted as a result of consummation of the proposed Reorganization.

Reasons for the Reorganizations

Each Board of Trustees evaluated each Reorganization independently of the other Reorganizations and approved each Reorganization separately, as applicable. The factors considered by each Board of Trustees with regard to each relevant Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives of the Target Portfolios, other than the Natural Resources Portfolio, are similar, substantially similar or identical to the investment objective of the AB Growth Portfolio. The fact that certain strategies of the relevant Target Portfolio and the AB Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment objective and investment strategy between the AB Growth Portfolio and each relevant Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of each Target Portfolio.

•	Many of the portfolio holdings of the Target Portfolios would be sold before the Reorganizations would be completed or would not continue to be held by the AB Growth Portfolio after completion of the Reorganizations.

•	The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganizations, and the Subadviser of the AB Growth Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganizations. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other and the fact that the AB Growth Portfolio has had generally better historical performance compared with each Target Portfolio. While not predictive of future results, the Boards of Trustees also considered certain data with respect to the performance of each Portfolio as compared to the performance of its relevant peer group.

•	The relative size of each of the Target Portfolios and the AB Growth Portfolio, and the prospects for further growth and long-term viability of each of the Target Portfolios.

•	The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•	The fact that the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio own immediately prior to the Reorganization, and that shareholders of the relevant Target Portfolio will not be diluted as a result of the Reorganization.

•	The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization.

For these and other reasons, each Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of each relevant Reorganization is in the best interests of the relevant Target Portfolio and the interests of the Target Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the Target Portfolios held by the Separate Accounts and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts issued by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that the relevant Trust, on behalf of each relevant Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Portfolio and the AB Growth Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•	No gain or loss will be recognized by the Target Portfolio or by the AB Growth Portfolio upon the transfer of substantially all of the assets of the Target Portfolio to the AB Growth Portfolio solely in exchange for the shares of the AB Growth Portfolio and the assumption by the AB Growth Portfolio of substantially all of the liabilities of the Target Portfolio; or upon the distribution of the shares of the AB Growth Portfolio by the Target Portfolio to its Life Company Holders in the subsequent termination of the Target Portfolio.

•	No gain or loss will be recognized by a Life Company Holder of the Target Portfolio that exchanges all of its shares of the Target Portfolio solely for the shares of the AB Growth Portfolio pursuant to the Reorganization.

•	The tax basis of the shares of the AB Growth Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Portfolio surrendered in exchange therefor.

•	The holding period of the shares of the AB Growth Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Portfolio surrendered in exchange therefor.

•	The AB Growth Portfolio’s tax basis in assets of the Target Portfolio received by the AB Growth Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer, and the AB Growth Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the Target Portfolio’s taxable year or on which gain was recognized upon the transfer to the AB Growth Portfolio.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the AB Growth Portfolio and the relevant Target Portfolio and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Portfolio, the AB Growth Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Portfolio at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The AB Growth Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Portfolio and its shareholders.

Effect on Owners of Variable Contracts

Contract Owners will not recognize gain or loss as a result of either Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies

Prior to the Closing Date, each Target Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by such Target Portfolio distributions.

As discussed above, substantially all of the portfolio securities of each Target Portfolio are expected to be sold in connection with the applicable Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Portfolio’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Target Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that none of the Target Portfolios or the Combined Portfolio will dispose of holdings in the Target Portfolios’ or the Combined Portfolio’s portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

As a result of the Reorganizations, the AB Growth Portfolio will succeed to tax attributes, including capital loss carryforwards, if any, of each Target Portfolio. The capital loss carryforwards of the Portfolios will be available to offset future capital gains recognized by the Combined Portfolio, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Portfolio may not be able to use all or a portion of a Portfolio’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Portfolio and its shareholders post-closing of the Reorganization. As of January 31, 2018, no Portfolio other than the Natural Resources Portfolio had capital loss carryforwards. The Reorganizations are not expected to result in an ownership change of the Portfolios. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Portfolio’s capital loss carryforwards, if any, would be material.

Expenses of the Reorganizations

SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

SunAmerica has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization portfolio repositioning will be $52,104,$39,063,$51,957, $76,085, $33,538 and $15,840, with respect to the Wellington Growth Portfolio, the Growth and Income Portfolio, and the Natural Resources Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio, respectively. None of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganizations, except for the estimated broker commissions listed above.

All other expenses of each of the Portfolios shall be paid by the applicable Portfolio.

Legal Matters

Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of the AB Growth Portfolio will be passed on by Willkie Farr & Gallagher LLP and Morgan Lewis  & Bockius LLP, special counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of January 31, 2018: (i) the unaudited capitalization of the Wellington Growth Portfolio, (ii) the unaudited capitalization of the Growth and Income Portfolio, (iii) the unaudited capitalization of the Natural Resources Portfolio, (iv) the unaudited capitalization of the Capital Growth Portfolio, (v) the unaudited capitalization of the Fundamental Growth Portfolio, (vi) the unaudited capitalization of the Focused Growth

Portfolio and (vii) the unaudited pro forma combined capitalization of the Combined Portfolio assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Wellington Growth Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$273,548,805	$18,644,659	$103,682,552

Shares Outstanding:	8,363,877	569,435	3,174,766

Net Assets Per Share:	$32.71	$32.74	$32.66

Growth and Income Portfolio

Class 1

Net Assets:	$214,937,081

Shares Outstanding:	13,331,709

Net Assets Per Share:	$16.12

Natural Resources Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$31,323,750	$7,068,399	$77,281,814

Shares Outstanding:	1,469,043	332,113	3,650,749

Net Assets Per Share:	$21.32	$21.28	$21.17

Capital Growth Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$335,869,739	$1,761,596	$58,521,954

Shares Outstanding:	18,508,393	98,463	3,305,538

Net Assets Per Share:	$18.15	$17.89	$17.70

Fundamental Growth Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$91,354,572	$2,891,915	$72,232,887

Shares Outstanding:	3,176,277	102,989	2,619,490

Net Assets Per Share:	$28.76	$28.08	$27.58

Focused Growth Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$86,334,114	$29,513,952	$23,544,706

Shares Outstanding:	7,688,955	2,748,183	2,251,110

Net Assets Per Share:	$11.23	$10.74	$10.46

AB Growth Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$491,202,677	$23,393,679	$136,572,315

Shares Outstanding:	10,282,565	492,494	2,906,085

Net Assets Per Share:	$47.77	$47.50	$47.00

Wellington Growth Portfolio into AB Growth Portfolio Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$764,748,168	$42,038,113	$240,253,611

Shares Outstanding:	16,008,963	885,013	5,112,779

Net Assets Per Share:	$47.77	$47.50	$47.00

Growth and Income Portfolio into AB Growth Portfolio Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$706,135,305	$23,393,679	$136,572,315

Shares Outstanding:	14,781,983	492,499	2,905,794

Net Assets Per Share:	$47.77	$47.50	$47.00

Natural Resources Portfolio into AB Growth Portfolio

Pro Forma Combined Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$522,525,186	$30,461,798	$213,851,066

Shares Outstanding:	10,938,354	641,301	4,550,023

Net Assets Per Share:	$47.77	$47.50	$47.00

Capital Growth Portfolio into AB Growth Portfolio Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$827,037,986	$25,155,105	$195,088,618

Shares Outstanding:	17,312,958	529,581	4,150,822

Net Assets Per Share:	$47.77	$47.50	$47.00

Fundamental Growth Portfolio into AB Growth Portfolio Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$582,554,885	$26,285,519	$208,803,333

Shares Outstanding:	12,194,994	553,379	4,442,624

Net Assets Per Share:	$47.77	$47.50	$47.00

Focused Growth Portfolio into AB Growth Portfolio Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3

Net Assets:	$577,511,820	$52,899,095	$160,110,210

Shares Outstanding:	12,089,425	1,113,665	3,406,600

Net Assets Per Share:	$47.77	$47.50	$47.00

Wellington Growth Portfolio, Growth and Income Portfolio, Natural Resources Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio and Focused Growth Portfolio into AB Growth Portfolio

Pro Forma Combined Portfolio

	Class 1	Class 2	Class 3

Net Assets:	$1,524,501,965	$83,264,912	$471,817,580

Shares Outstanding:	31,913,376	1,752,946	10,038,672

Net Assets Per Share:	$47.77	$47.50	$47.00

Shareholder Information

As of June 22, 2018, there were 11,403,744 shares of the Wellington Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Wellington Growth Portfolio. Shares of the Wellington Growth Portfolio are owned through the Life Companies’ Separate Accounts, and through the SunAmerica Dynamic Allocation Portfolio (“SDAP”) of SAST. As of June 22, 2018, no person was known by the Wellington Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Wellington Growth Portfolio’s shares, except as follows:

	American General Life Insurance Company	The United States Life Insurance Company in the City of New York	SDAP
Wellington Growth Portfolio (Class 1)	55.80%	0.00%	39.22%
Wellington Growth Portfolio (Class 2)	100.00%	0.00%	0.00%
Wellington Growth Portfolio (Class 3)	94.68%	5.29%	0.00%

As of June 22, 2018, there were 13,019,185 shares of the Growth and Income Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Growth and Income Portfolio. Shares of the Growth and Income Portfolio are owned through the Life Companies’ Separate Accounts, and through the SDAP. As of June 22, 2018, no person was known by the Growth and Income Portfolio to own beneficially or of record 5% or more of any class of shares of the Growth and Income Portfolio’s shares, except as follows:

SDAP
Growth and Income Portfolio (Class 1)	95.61%

As of June 22, 2018, there were 5,136,675 shares of the Natural Resources Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Natural Resources Portfolio. Shares of the Natural Resources Portfolio are owned through the Life Companies’ Separate Accounts. As of June 22, 2018, no person was known by the Natural Resources Portfolio to own beneficially or of record 5% or more of any class of shares of the Natural Resources Portfolio’s shares, except as follows:

	American General Life Insurance Company	The United States Life Insurance Company in the City of New York
Natural Resources Portfolio (Class 1)	95.99%	0.00%
Natural Resources Portfolio (Class 2)	100.00%	0.00%
Natural Resources Portfolio (Class 3)	94.80%	5.16%

As of June 22, 2018, there were 20,327,707 shares of the Capital Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Capital Growth Portfolio. Shares of the Capital Growth Portfolio are owned through the Life Companies’ Separate Accounts, and through the SDAP and SunAmerica Dynamic Strategy Portfolio (“SDSP”) of SAST. As of June 22, 2018, no person was known by the Capital Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Capital Growth Portfolio’s shares, except as follows:

	American General Life Insurance Company	SDSP	SDAP
Capital Growth Portfolio (Class 1)	0.00%	34.98%	63.16%
Capital Growth Portfolio (Class 2)	100.00%	0.00%	0.00%
Capital Growth Portfolio (Class 3)	94.63%	0.00%	0.00%

As of June 22, 2018, there were 5,222,548 shares of the Fundamental Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Fundamental Growth Portfolio. Shares of the Fundamental Growth Portfolio are owned through the Life Companies’ Separate Accounts, and through the SDAP. As of June 22, 2018, no person was known by the Fundamental Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Fundamental Growth Portfolio’s shares, except as follows:

	American General Life Insurance Company	SDAP
Fundamental Growth Portfolio (Class 1)	56.38%	30.59%
Fundamental Growth Portfolio (Class 2)	100.00%	0.00%
Fundamental Growth Portfolio (Class 3)	95.66%	0.00%

As of June 22, 2018, there were 11,360,387 shares of the Focused Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Focused Growth Portfolio. Shares of the Focused Growth Portfolio are owned through the Life Companies’ Separate Accounts, and through the SDAP. As of June 22, 2018, no person was known by the Focused Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Focused Growth Portfolio’s shares, except as follows:

	American General Life Insurance Company	SDAP
Focused Growth Portfolio (Class 1)	0.00%	98.45%
Focused Growth Portfolio (Class 2)	100.00%	0.00%
Focused Growth Portfolio (Class 3)	95.34%	0.00%

As of June 22, 2018, there were 13,054,104 shares of the AB Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the AB Growth Portfolio. Shares of the AB Growth Portfolio are owned through the Life Companies’ Separate Accounts. As of June 22, 2018, no person was known by the AB Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the AB Growth Portfolio’s shares, except as follows:

	American General Life Insurance Company	The United States Life Insurance Company in the City of New York
AB Growth Portfolio (Class 1)	43.74%	0.00%
AB Growth Portfolio (Class 2)	100.00%	0.00%
AB Growth Portfolio (Class 3)	93.70%	5.96%

Shareholder Rights and Obligations

Each of the Target Portfolios and the AB Growth Portfolio is a series of AST, SAST or SST, as applicable, each a Massachusetts business trust.

AST is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. AST currently consists of eight separate portfolios, each of which may offer Class 1, Class 2 and/or Class 3 shares. In addition, the AST Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

SAST is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 11, 1992. SAST currently consists of sixty-one separate portfolios, each of which may offer Class 1, Class 2 and/or Class 3 shares. In addition, the SAST Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

SST is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on October 10, 1995. SST currently consists of twenty separate portfolios, each of which may offer Class 1, Class 2 and/or Class 3 shares. In addition, the SST Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors

Except as otherwise described herein, all shares of each Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. The following description of shareholder rights and obligations is applicable to each of AST, SAST and SST.

Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act, or under a Trust’s Declaration of Trust. Under the 1940 Act, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present.

A Trustee may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the applicable Trust, or by a vote of two-thirds of the remaining Trustees. Except in the case of removal as set forth above, or resignation, retirement, incompetency or incapacity, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.

The Trustees are authorized to amend the relevant Declaration of Trust without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, Trustees, officers or employees of the relevant Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

On any matter submitted to a vote of the shareholders of a Trust, all shares of all Portfolios and classes then entitled to vote are voted together, except that (i) when required by the 1940 Act to be voted by individual Portfolio or class, shares are voted by individual Portfolio or class, and (ii) when the Trustees have determined that the matter affects only the interests of shareholders of one or more Portfolios or classes, only shareholders of such one or more Portfolios or classes are entitled to vote on that matter.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.

Shareholder Proposals

Each of the Portfolios does not hold regular or annual meetings of shareholders. The Portfolios hold meetings of shareholders whenever (a) the 1940 Act requires shareholders to act upon certain matters, including: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; (iv) changes to fundamental restrictions, and (v) in the case of certain reorganizations and (b) when required under the Trust’s Declaration of Trust. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Kathleen D. Fuentes, Vice President and Secretary of the Trust, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Portfolio within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of each of the Target Portfolios and the applicable Board of Trustees primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about August [●], 2018. In addition to the solicitation of proxies by mail, employees of the Target Portfolios and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation and solicitation expenses in connection with the Reorganizations and another reorganization of a SunAmerica fund being proposed are estimated to be approximately $110,000, all of which will be borne by SunAmerica or its affiliates. SunAmerica or its affiliates will also bear any additional costs that may be incurred in connection with contacting those shareholders who have not voted in the event of a need for re-solicitation of votes. Currently, if SunAmerica determines to retain the services of a proxy solicitation firm on behalf of any of the Target Portfolios, it anticipates retaining AST Fund Solutions. Any proxy solicitation firm engaged by SunAmerica, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Questions about the proposal should be directed to SunAmerica by telephone at 1-800-445-7862

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Portfolio into the AB Growth Portfolio and the solicitation of proxies by and on behalf of the applicable Board of Trustees for use at the Special Meeting. The Special Meeting will be held on Thursday, September 20, 2018 at 2:00 p.m., Eastern Standard Time, at the offices of SunAmerica, located at 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, or at such later time as is made necessary by adjournment or postponement.

As of June 22, 2018, the Wellington Growth Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	7,938,130
Class 2	535,365
Class 3	2,930,047

As of June 22, 2018, the Growth and Income Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	13,019,185

As of June 22, 2018, the Natural Resources Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	1,364,977
Class 2	321,992
Class 3	3,449,703

As of June 22, 2018, the Capital Growth Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	17,210,596
Class 2	94,494
Class 3	3,022,615

As of June 22, 2018, the Fundamental Growth Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	2,773,991
Class 2	100,541
Class 3	2,348,015

As of June 22, 2018, the Focused Growth Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	6,634,458
Class 2	2,673,402
Class 3	2,052,526

Only shareholders of record on June 22, 2018 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

Approval by each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio of the applicable proposed Reorganization will require the affirmative vote of a majority of the outstanding voting securities of the relevant Target Portfolio as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Target Portfolio present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Target Portfolio, voting together as a single class. Approval by each of the Capital Growth Portfolio, the Fundamental Growth Portfolio and the Focused Growth Portfolio of the applicable proposed Reorganization will require the affirmative vote of a majority of the votes of the relevant Target Portfolio cast at the Special Meeting. Shareholder approval of one Reorganization is not contingent upon shareholder approval of any other Reorganization. If a Target Portfolio’s shareholders fail to approve the applicable proposed Reorganization, the Reorganization will not occur and the relevant Board of Trustees may consider other alternatives. If no suitable alternatives can be found, the Board of Trustees may consider the liquidation of such Target Portfolio. Each Board of Trustees has fixed the close of business on June 22, 2018 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting, or any adjournment thereof (either by returning the paper voting instruction card or by submitting a Proxy by telephone or over the internet), the shares of the Target Portfolio represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof.

The holders of thirty percent of the shares of each Target Portfolio entitled to vote at the Special Meeting must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

The Special Meeting may be adjourned by the chairman of the Special Meeting, whether or not a quorum is present. If the time and place for the adjourned meeting is announced at the Special Meeting, no further notice need be given.

All properly executed Proxies received prior to the Special Meeting or any adjournment or postponement thereof will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization.

Manner of Voting

Target Portfolio shareholders may vote by returning the enclosed voting instruction card or by casting their vote via telephone using the instructions provided on the enclosed voting instruction card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Trust.

Echo Voting. Shares of the Portfolios are sold to the Separate Account and are used as investment options under Variable Contracts. Contract Owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolios. The Life Companies use the Portfolio as a funding vehicle, and are, in most cases, the legal shareholders of the Portfolios. As such, the Life Companies will have sole voting power with respect to the shares, but generally will pass through any voting rights to Contract Owners. Therefore, for a Separate Account that is registered with the SEC, an insurance company will request voting instructions from the Contract Owner and will vote shares or other interests in the Separate Account as directed by the Contract Owner. In the event that any Contract Owner fails to provide voting instructions with respect to the Separate Account, the Separate Account will vote the shares attributable to those Contract Owners for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract Owners investing through the same Separate Account, even if only a small number of Contract Owners provide voting instructions. The effect of proportional voting is that if a large number of Contract Owners fail to give voting instructions, a small number of Contract Owners may determine the outcome of the vote.

Voting by Mail. To vote by mail, you should date and sign the voting instruction card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

Voting by Telephone. You may use the automated touch-tone voting method by calling the toll-free number provided on the voting instruction card. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand.

Internet Voting. To vote over the internet, please log on to the website listed on your voting instruction card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one voting instruction card, you may vote them during the same session.

Additional Information. Shareholders voting their Proxies by telephone or internet need not return their voting instruction card by mail.

A person submitting votes by telephone or internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing AST Fund Solutions, a tabulation agent, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

Each Target Portfolio believes that the procedures for authorizing the execution of a Proxy by telephone or internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed voting instruction card promptly. No postage is necessary if mailed in the United States.

August [●], 2018

APPENDIX A

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Trust, on behalf of the relevant Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

In addition, the Portfolios may have non-fundamental investment restrictions or operating policies which have been approved by the relevant Trust’s Board of Trustees. Non-fundamental investment restrictions or operating policies may be changed by the Board of Trustees without shareholder approval. The fundamental and non-fundamental investment restrictions and operating policies of each Portfolio are listed below. All percentage limitations expressed in the following investment restrictions are measured at the time of purchase, except with respect to the Portfolios’ borrowing policy.

Fundamental Investment Restrictions

Each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio may not:

1.	With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer (in each case measured at market value at the time of each investment).

2.	Acquire any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, more than 25% of its total assets (taken at current value) would then be invested in a single industry with the exception of the Natural Resources Portfolio, which will invest more than 25% of its total assets in securities of issuers in the natural resources group of industries.

3.	Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

4.	Make short sales of securities or maintain a short position.

5.	Purchase any security, if as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) that are less than three years old.

6.	Buy or sell commodities or commodity contracts (except financial futures as described herein) or, with the exception of the Natural Resources Portfolio, real estate or interests in real estate, although a Portfolio may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate.

7.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under certain federal securities laws.

8.	Make investments for the purpose of exercising control or management.

9.	Purchase any security restricted as to disposition under federal securities laws, if as a result, a Portfolio would have more than 10% of its total assets (taken at current value) invested in securities for which market quotations are not readily available and in repurchase agreements with a maturity of longer than seven days.

10.	With the exception of the Natural Resources Portfolio, invest in interests in oil, gas or other mineral exploration or development programs, although to the extent consistent with its investment objectives and policies, a Portfolio may invest in the publicly traded securities of companies which invest in or sponsor such programs.

11.	Make loans, except through (a) the purchase of bonds, debt obligations such as GNMA securities, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions; (b) repurchase agreements; and (c) as otherwise permitted by exemptive order of the SEC. The purchase of a portion of an issue of securities described under (a) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan.

12.	Borrow money or pledge Portfolio assets except for temporary or emergency purposes and then only in an amount not in excess of 10% of the value of its assets in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the value of the assets, except with respect to the Natural Resources Portfolio which may borrow money or pledge its assets in an amount not in excess of 20% of the value of its assets. (Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit of U.S. Treasury bills in escrow in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Trust’s custodian or in a margin account with a broker in connection with futures, or related options transactions or in connection with the writing of call and put options in spread transactions, is deemed to be a pledge.)

13.	Write, purchase or sell puts, calls or combinations thereof on stocks, except as described under Investment Goals and Strategies with respect to the Growth and Income Portfolio, the Wellington Growth Portfolio and the Natural Resources Portfolio.

Each of the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Focused Growth Portfolio and the AB Growth Portfolio may not:

1.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.	Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.	Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

Non-Fundamental Investment Restrictions

Each of the Wellington Growth Portfolio, the Growth and Income Portfolio and the Natural Resources Portfolio do not have Non-Fundamental Investment Restrictions.

Each of the Capital Growth Portfolio, the Fundamental Growth Portfolio and the AB Growth Portfolio has adopted the following non-fundamental policies, which may be changed by the SAST Board of Trustees without shareholder approval. Under these restrictions, each of the Capital Growth Portfolio, the Fundamental Growth Portfolio and the AB Growth Portfolio may not:

1.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested.

2.	Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and SAI, as amended from time to time.

3.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

4.	Invest in companies for the purpose of exercising control or management.

5.	Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

6.	Sell securities short except to the extent permitted by applicable law.

7.	Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and SAI, as amended from time to time

8.	Issue any senior securities except as permitted by the 1940 Act.

The Focused Growth Portfolio has adopted the following non-fundamental policies, which may be changed by the SST Board of Trustees without shareholder approval. Under these restrictions, the Focused Growth Portfolio may not:

1.	Purchase securities on margin.

2.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

3.	Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

4.	Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law.

5.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Subadviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of ________, 2018, among and between _________, a Massachusetts business trust (the “Acquiring Trust”), on behalf of the _____________ (the “Acquiring Fund”), _________, a Massachusetts business trust (the “Target Trust,” and together with the Acquiring Trust, the “Trusts”)), on behalf of the ______________ (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, SunAmerica Asset Management, LLC. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the applicable Trust.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1, Class 2 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Target Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the

Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund; Class 2 shares of the Acquiring Fund correspond to Class 2 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Target Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Acquiring Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Acquiring Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Target Trust on behalf of the Target Fund. The Acquiring Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Target Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, respectively.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on October 15, 2018, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that:

(a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET TRUST AND THE TARGET FUND. The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Target Trust. The Target Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Target Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Target Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Target Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of __________ 2018 the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by __________ and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended __________ 2018, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since _____ 2018 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since _____ 2018, there has not been any amendment of the Target Trust’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Target Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Target Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Target Trust. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is a separate series of the Target Trust that is treated as a corporation separate from any and all other series of the Target Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.

(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than September 20, 2018 (or such other date as the parties may agree to in writing).

4.2 REPRESENTATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Acquiring Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Acquiring Trust. The Acquiring Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Trust and the Target Fund furnished to the Acquiring Fund by the Acquiring Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Acquiring Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring

Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of January 31, 2018, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2018, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Acquiring Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust. This Agreement constitutes a valid and binding obligation of the Acquiring Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund is a separate series of the Acquiring Trust that is treated as a corporation separate from any and all other series of the Acquiring Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Target Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Target Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Target Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trusts and the Funds, will render an opinion on these matters. None of the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trusts, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. Each of the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Target Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 PROXY. The Target Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET TRUST AND THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Target Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Acquiring Trust and the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Acquiring Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Target Trust and the Target Fund.

7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Trust’s declaration of trust and by-laws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, none of the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund may waive the condition set forth in this paragraph 8.1.

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Trusts shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trusts, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Target Trust, on behalf of the Target Fund, by the Acquiring Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and

(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Trust, on behalf of the Acquiring Fund nor the Target Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Fund and the Target Trust, on behalf of the Target Fund. In addition, the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the applicable Trust or the applicable Board of Trustees, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trusts as specifically authorized by the Boards of Trustees; provided, however, that, following the meeting of the Target Fund Shareholders called by the Target Trust, on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of each Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of each Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

______________, on behalf of its series,

_____________________ Portfolio

By:
Name:
Title:

______________, on behalf of its series,

_____________________ Portfolio

By:
Name:
Title:

SunAmerica Asset Management, LLC,

solely with respect to Article IX

By:
Name:
Title:

SUBJECT TO COMPLETION, DATED JULY 3, 2018

ANCHOR SERIES TRUST

SA Wellington Growth Portfolio

SA Wellington Growth and Income Portfolio

SA Wellington Natural Resources Portfolio

SUNAMERICA SERIES TRUST

SA Boston Company Capital Growth Portfolio

SA WellsCap Fundamental Growth Portfolio

SA AB Growth Portfolio

SEASONS SERIES TRUST

SA Columbia Focused Growth Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

AUGUST [•], 2018

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of the SA Wellington Growth Portfolio (the “Wellington Growth Portfolio”), the SA Wellington Growth and Income Portfolio (the “Growth and Income Portfolio”), the SA Wellington Natural Resources Portfolio (the “Natural Resources Portfolio”), each a series of Anchor Series Trust (“AST”), the SA Boston Company Capital Growth Portfolio (the “Capital Growth Portfolio”), the SA WellsCap Fundamental Growth Portfolio (the “Fundamental Growth Portfolio”), each a series of SunAmerica Series Trust (“SAST”), and the SA Columbia Focused Growth Portfolio (the “Focused Growth Portfolio” and collectively with the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Capital Growth Portfolio and the Fundamental Growth Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), a series of Seasons Series Trust (“SST” and collectively with AST and SAST, the “Trusts” and each, a “Trust”), into the SA AB Growth Portfolio (the “AB Growth Portfolio” and together with the Target Portfolios, the “Portfolios”), a series of SAST.

This SAI contains information which may be of interest to shareholders of each Target Portfolio relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated August [•], 2018 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of the assets and substantially all of the liabilities of the relevant Target Portfolio in exchange for shares of the AB Growth Portfolio. Each Target Portfolio will distribute the AB Growth Portfolio shares it receives to its shareholders in complete liquidation of the Target Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to AB Growth Portfolio, c/o SunAmerica Series Trust, 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367 or by calling 800.445.7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

*	The accompanying notes are an integral part of the pro forma combined financial statements and schedules.

ADDITIONAL INFORMATION ABOUT

THE TARGET PORTFOLIOS

AND THE AB GROWTH PORTFOLIO

For each of Wellington Growth Portfolio, Growth and Income Portfolio and Natural Resources Portfolio: Incorporated by reference is the Statement of Additional Information for AST in the Registration Statement on Form N-1A of AST dated May 1, 2018, as filed with the Securities and Exchange Commission.

For each of Capital Growth Portfolio, Fundamental Growth Portfolio and AB Growth Portfolio: Incorporated by reference is the Statement of Additional Information for SAST in the Registration Statement on Form N-1A of SAST dated May 1, 2018, as filed with the Securities and Exchange Commission.

For Focused Growth Portfolio: Incorporated by reference is the Statement of Additional Information for SST in the Registration Statement on Form N-1A of SST dated July 28, 2017, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

For each of Wellington Growth Portfolio, Growth and Income Portfolio and Natural Resources Portfolio, this SAI incorporates by reference the Annual Report to Shareholders of AST for the fiscal year ended December 31, 2017, which has been filed with the Securities and Exchange Commission. For each of Capital Growth Portfolio, Fundamental Growth Portfolio and AB Growth Portfolio, this SAI incorporates by reference the Annual Report to Shareholders of SAST for the fiscal year ended January 31, 2018, which has been filed with the Securities and Exchange Commission. For Focused Growth Portfolio, this SAI incorporates by reference the Annual Report to Shareholders of SST for the fiscal year ended March 31, 2018, which has been filed with the Securities and Exchange Commission. The Annual Reports contain historical financial information regarding the relevant Portfolio(s). The financial statements and the report of the independent registered public accounting firm in (i) the Annual Report to Shareholders of AST with respect to each of Wellington Growth Portfolio, Growth and Income Portfolio and Natural Resources Portfolio (filed via EDGAR on March 9, 2018, Accession No. 0001193125-18-077516), (ii) the Annual Report to Shareholders of SAST with respect to each of Capital Growth Portfolio, Fundamental Growth Portfolio and AB Growth Portfolio (filed via EDGAR on April 10, 2018, Accession No. 0001193125-18-113076) and (iii) the Annual Report to Shareholders of SST with respect to Focused Growth Portfolio (filed via EDGAR on June 8, 2018, Accession No. 0001104659-18-039128), are each incorporated herein by reference.

The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on January 31, 2018. The unaudited pro forma statement of operations reflects expenses for the twelve months ended January 31, 2018. The unaudited pro forma financial statements give effect to the proposed exchange of shares of the AB Growth Portfolio for the assets and liabilities of each Target Portfolio, with the AB Growth Portfolio being the surviving entity. Each proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. A significant portion of the portfolio holdings of each Target Portfolio will likely be sold in connection with the applicable Reorganization. If SunAmerica Asset Management, LLC (“SunAmerica”) does dispose of such securities, transaction costs in restructuring the portfolio holdings of each Target Portfolio prior to the closing of the Reorganization will be borne by the Target Portfolio and its shareholders prior to the closing of the applicable Reorganization; however, transaction costs in restructuring the portfolio holdings of the combined Portfolio immediately following the closing of the applicable Reorganization will be borne by the combined Portfolio and its shareholders. SunAmerica, however, has advised that these costs are not expected to have a material impact on the net asset value of the applicable Target Portfolio. SunAmerica also has advised that none of the Target Portfolios or the combined Portfolio will dispose of holdings in the applicable Target Portfolios’ or the combined Portfolio’s portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

Unaudited pro forma financial statements are provided on the following pages.

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JANUARY 31, 2018 (UNAUDITED)

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

								COMMON STOCKS	97.2%	98.0%	99.4%	96.8%	96.9%	97.8%	91.9%	95.1%
								Aerospace/Defense	0.6%	0.0%	0.0%	1.3%	1.7%	0.0%	0.0%	0.5%
6,895							6,895	Lockheed Martin Corp.									2,446,691							2,446,691
				8,350			8,350	Northrop Grumman Corp.													2,843,426			2,843,426
			24,810				24,810	Raytheon Co.												5,183,801				5,183,801
								Aerospace/Defense-Equipment	0.0%	1.8%	0.0%	1.4%	0.0%	0.0%	0.0%	0.5%
	11,080						11,080	Boeing Co.										3,926,420						3,926,420
			39,957				39,957	United Technologies Corp.												5,514,466				5,514,466
								Airlines	0.7%	0.5%						0.2%
23,373							23,373	Alaska Air Group, Inc.									1,536,307							1,536,307
23,715							23,715	Delta Air Lines, Inc.									1,346,301							1,346,301
	16,838						16,838	United Continental Holdings, Inc. †										1,141,953						1,141,953
								Apparel Manufacturers	1.5%	1.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%
10,940							10,940	Carter’s, Inc.									1,316,082							1,316,082
4,358,000							4,358,000	Global Brands Group Holding, Ltd. †									378,828							378,828
68,000							68,000	Under Armour, Inc., Class A †									942,480							942,480
88,046	84,967						173,013	Under Armour, Inc., Class C †									1,131,391	1,091,826						2,223,217
26,744	33,769						60,513	VF Corp.									2,170,008	2,740,017						4,910,025
								Applications Software	2.6%	2.8%	0.0%	9.9%	10.2%	6.6%	0.5%	4.1%
			37,351				37,351	HubSpot, Inc. †												3,624,914				3,624,914
66,296	45,782		237,120	112,960			462,158	Microsoft Corp.									6,298,783	4,349,748		22,528,771	10,732,330			43,909,632
						23,690	23,690	Red Hat Inc.															3,112,392	3,112,392
14,174	15,673		58,547	37,649	40,931		166,974	salesforce.com, Inc. †									1,614,560	1,785,311		6,669,089	4,288,597	4,662,450		19,020,007
17,568			30,656	13,216	29,992		91,432	ServiceNow, Inc. †									2,615,348			4,563,759	1,967,466	4,464,909		13,611,482
			65,272				65,272	Twilio, Inc. †												1,712,737				1,712,737
								Athletic Footwear	2.3%	1.7%	0.0%	0.0%	0.0%	3.4%	1.7%	1.4%
136,308	53,679				70,165	163,656	423,808	NIKE, Inc., Class B									9,298,931	3,661,981				4,786,657	11,164,612	28,912,181
								Auto/Truck Parts & Equipment-Original	0.0%	0.0%	0.0%	0.9%	1.4%	0.0%	1.2%	0.7%
			37,810	24,970			62,780	Aptiv PLC												3,587,413	2,369,154			5,956,567
						49,399	49,399	WABCO Holdings, Inc.															7,626,712	7,626,712
								Auto-Cars/Light Trucks	0.4%	0.0%	0.0%	1.1%	1.1%	0.0%	0.0%	0.4%
				14,500			14,500	Ferrari NV													1,732,750			1,732,750
36,282							36,282	General Motors Co.									1,538,720							1,538,720
			12,928				12,928	Tesla, Inc. †												4,580,520				4,580,520
								Auto-Heavy Duty Trucks				1.2%	0.0%			0.2%
			62,696				62,696	PACCAR, Inc.												4,674,614				4,674,614
								Banks-Commercial	0.4%	1.3%	0.0%	0.0%	0.0%	2.4%	0.0%	0.4%
29,100							29,100	Bank of the Ozarks									1,453,545							1,453,545
					37,200		37,200	First Republic Bank														3,331,260		3,331,260
	7,049						7,049	M&T Bank Corp.										1,344,808						1,344,808
	5,778						5,778	SVB Financial Group †										1,424,566						1,424,566
								Banks-Super Regional	4.1%	3.8%	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%
15,488	25,144						40,632	Capital One Finance Corp.									1,610,132	2,613,970						4,224,102
	35,474						35,474	Fifth Third Bancorp										1,174,189						1,174,189
60,292	28,332						88,624	PNC Financial Services Group, Inc.									9,527,342	4,477,023						14,004,365
74,661							74,661	Wells Fargo & Co.									4,911,201							4,911,201
								Beverages-Non-alcoholic	2.4%	1.4%	0.0%	3.3%	1.1%	2.9%	2.6%	2.3%
109,737							109,737	Coca-Cola Co.									5,222,384							5,222,384
62,407	44,468		64,520	27,317	58,527	247,349	504,588	Monster Beverage Corp. †									4,258,030	3,034,052		4,402,200	1,863,839	3,993,297	16,876,622	34,428,040
			71,165				71,165	PepsiCo, Inc.												8,561,149				8,561,149
								Beverages-Wine/Spirits	1.6%	0.0%	0.0%	0.0%	0.0%	0.0%	2.9%	1.2%
7,416						85,740	93,156	Constellation Brands, Inc., Class A									1,627,590						18,817,358	20,444,948
129,976							129,976	Diageo PLC									4,673,637							4,673,637
								Building & Construction Products-Misc.		0.8%						0.1%
	23,969						23,969	Fortune Brands Home & Security, Inc.										1,700,121						1,700,121

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

								Building Products-Air & Heating	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.1%
5,936							5,936	Lennox International, Inc.									1,293,514							1,293,514
								Building Products-Cement	0.3%	0.0%	0.0%	0.8%	2.1%	0.0%	0.0%	0.4%
32,515							32,515	CRH PLC									1,205,867							1,205,867
			24,567	25,720			50,287	Vulcan Materials Co.												3,326,372	3,482,488			6,808,860
								Building Products-Doors & Windows	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.1%
96,900							96,900	Sanwa Holdings Corp.									1,343,836							1,343,836
								Cable/Satellite TV	0.0%	1.8%	0.0%	2.6%	0.0%	0.0%	1.4%	1.1%
			8,260				8,260	Charter Communications, Inc. Class A †												3,116,085				3,116,085
	90,228		166,781			213,534	470,543	Comcast Corp., Class A										3,837,397		7,093,196			9,081,601	20,012,194
								Casino Hotels	0.1%			1.3%				0.3%
4,598			65,674				70,272	Las Vegas Sands Corp.									356,437			5,091,048				5,447,485
								Cellular Telecom				0.8%				0.2%
			50,017				50,017	T-Mobile US, Inc. †												3,256,107				3,256,107
								Chemicals-Diversified	0.9%	2.4%	0.0%	1.4%	0.0%	0.0%	0.0%	0.7%
19,496							19,496	Celanese Corp., Series A									2,108,687							2,108,687
	36,180		72,241				108,421	DowDuPont, Inc.										2,734,484		5,459,975				8,194,459
11,040	20,816							PPG Industries, Inc.									1,310,779	2,471,484						3,782,263
							-	Chemicals-Specialty	0.2%							0.0%
10,700							10,700	Cabot Corp.									723,748							723,748
								Coatings/Paint	0.3%	0.7%	0.0%	0.0%	2.1%	0.0%	1.5%	0.7%
2,810	3,356			8,356		22,870	37,392	Sherwin-Williams Co.									1,172,079	1,399,821			3,485,371		9,539,306	15,596,577
								Commercial Services	1.1%	0.0%	0.0%	0.9%	1.6%	0.0%	0.0%	0.5%
				16,190			16,190	Cintas Corp.													2,727,206			2,727,206
7,720							7,720	CoStar Group, Inc. †									2,671,969							2,671,969
10,820							10,820	Ecolab, Inc.									1,489,698							1,489,698
			88,545				88,545	Quanta Services, Inc. †												3,408,097				3,408,097
								Commercial Services-Finance	2.2%	3.0%	0.0%	2.9%	6.8%	2.7%	4.5%	3.4%
	8,881						8,881	Equifax, Inc.										1,109,503						1,109,503
12,661	8,981			17,270			38,912	FleetCor Technologies, Inc. †									2,690,463	1,908,463			3,669,875			8,268,801
22,244	18,557						40,801	Global Payments, Inc.									2,486,434	2,074,301						4,560,735
22,466	26,904						49,370	IHS Markit, Ltd. †									1,072,302	1,284,128						2,356,430
						50,236	50,236	MarketAxess Holdings, Inc.															9,856,806	9,856,806
			93,700	18,945	44,439	107,260	264,344	PayPal Holdings, Inc. †												7,994,484	1,616,387	3,791,536	9,151,423	22,553,830
				12,351		56,940	69,291	S&P Global, Inc.													2,236,766		10,311,834	12,548,600
			72,034				72,034	Square, Inc., Class A †												3,379,115				3,379,115
				21,990			21,990	Total System Services, Inc.													1,954,032			1,954,032
41,692				29,350			71,042	TransUnion †									2,474,837				1,742,216			4,217,053
								Computer Data Security				1.0%				0.2%
			84,884				84,884	Fortinet, Inc. †												3,908,059				3,908,059
								Computers-Memory Devices	0.5%	1.0%						0.2%
	35,624						35,624	NetApp, Inc.										2,190,876						2,190,876
22,518							22,518	Western Digital Corp.									2,003,652							2,003,652
								Computer Services	2.2%	0.0%	0.0%	0.8%	0.0%	0.0%	1.4%	1.0%
25,437							25,437	Accenture PLC, Class A									4,087,726							4,087,726
13,039							13,039	Amdocs, Ltd.									891,868							891,868
115,385							115,385	Genpact, Ltd.									3,916,167							3,916,167
						115,577	115,577	Cognizant Technology Solutions Corp., Class A															9,012,694	9,012,694
			75,596				75,596	Teradata Corp. †												3,061,638				3,061,638
								Computer Software	0.0%	0.5%	0.0%	0.9%	0.0%	3.4%	0.0%	0.4%
			39,245		50,584		89,829	Splunk, Inc. †												3,625,061		4,672,444		8,297,505
	20,600						20,600	SS&C Technologies Holdings, Inc.										1,035,768						1,035,768
								Computers	0.5%	3.3%	0.0%	5.9%	0.0%	0.0%	3.6%	2.7%
10,897	42,001		140,047			141,109	334,054	Apple, Inc.									1,824,485	7,032,227		23,448,069			23,625,880	55,930,661
								Containers-Metal/Glass	0.2%							0.0%
16,700							16,700	Ball Corp.									639,276							639,276
								Containers-Paper/Plastic	0.6%							0.1%
18,587							18,587	Packaging Corp. of America									2,335,085							2,335,085
								Cosmetics & Toiletries	2.2%	1.1%						0.5%
79,513							79,513	Colgate-Palmolive Co.									5,903,045							5,903,045
79,700							79,700	Coty, Inc. Class A									1,562,917							1,562,917
9,305	17,413						26,718	Estee Lauder Cos., Inc., Class A									1,255,803	2,350,058						3,605,861
								Data Processing/Management	0.3%	0.0%	0.0%	0.8%	2.4%	0.0%	0.9%	0.7%

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

8,525							8,525	Dun & Bradstreet Corp.									1,054,798							1,054,798
				22,939			22,939	Fidelity National Information Services, Inc.													2,348,036			2,348,036
			182,370	96,540			278,910	First Data Corp., Class A †												3,227,949	1,708,758			4,936,707
						41,200	41,200	Fiserv, Inc. †															5,802,608	5,802,608
								Dental Supplies & Equipment	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.1%	0.0%
						3,554	3,554	Align Technology, Inc. †															931,148	931,148
								Diagnostic Equipment	0.4%	2.0%						0.3%
	15,587						15,587	Danaher Corp.										1,578,651						1,578,651
7,879	12,574						20,453	Thermo Fisher Scientific, Inc.									1,765,763	2,817,959						4,583,722
								Diagnostic Kits	0.0%	0.0%	0.0%	1.1%	0.0%	0.8%	0.0%	0.3%
			22,888		6,133		29,021	IDEXX Laboratories, Inc. †												4,280,972		1,147,116		5,428,088
								Diamonds/Precious Stones	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%
		186,370					186,370	Lucara Diamond Corp.											386,377					386,377
								Diversified Banking Institutions	2.0%	7.3%						1.1%
	196,740						196,740	Bank of America Corp.										6,295,680						6,295,680
56,559							56,559	Citigroup, Inc.									4,438,750							4,438,750
	11,033						11,033	Goldman Sachs Group, Inc.										2,955,630						2,955,630
31,298	55,068						86,366	JPMorgan Chase & Co.									3,620,240	6,369,716						9,989,956
								Diversified Manufacturing Operations	0.5%	1.9%	0.0%	0.0%	0.0%	0.0%	1.2%	0.7%
13,877						116,300	130,177	A.O. Smith Corp.									926,706						7,766,514	8,693,220
14,572	23,460						38,032	Eaton Corp. PLC									1,223,611	1,969,936						3,193,547
	12,633						12,633	Illinois Tool Works, Inc.										2,193,973						2,193,973
								Diversified Minerals	0.0%	0.0%	9.3%	0.0%	0.0%	0.0%	0.0%	0.5%
		112,033					112,033	Anglo American PLC											2,717,870					2,717,870
		307,842					307,842	BHP Billiton PLC											6,836,077					6,836,077
		36,474					36,474	Vedanta, Ltd. ADR											781,273					781,273
		173,236					173,236	Western Areas, Ltd.											460,659					460,659
								E-Commerce/Products	1.5%	3.4%	0.0%	5.5%	7.4%	8.3%	0.0%	2.8%
9,694					25,862		35,556	Alibaba Group Holding, Ltd. ADR †									1,980,387					5,283,349		7,263,736
1,407	3,768		13,027	8,451	4,366		31,019	Amazon.com, Inc. †									2,041,402	5,466,954		18,900,744	12,261,471	6,334,586		45,005,157
42,316							42,316	Delivery Hero AG									1,815,693							1,815,693
	44,339						44,339	eBay, Inc. †										1,799,277						1,799,277
			33,080				33,080	Wayfair, Inc., Class A †												3,043,691				3,043,691
								E-Commerce/Services	2.5%	1.4%	0.0%	0.0%	1.4%	6.7%	0.7%	1.4%
25,529							25,529	Expedia Group, Inc.									3,267,967							3,267,967
158,383							158,383	Just Eat PLC †									1,833,222							1,833,222
				6,110	7,961		14,071	MercadoLibre, Inc.													2,365,181	3,081,703		5,446,884
1,224	1,600				3,305	2,298	8,427	Priceline Group, Inc. †									2,340,349	3,059,280				6,319,325	4,393,891	16,112,845
51,918							51,918	Zillow Group, Inc. Class A †									2,325,407							2,325,407
								Electric Products-Misc.		1.2%						0.1%
	33,692						33,692	AMETEK, Inc.										2,570,700						2,570,700
								Electronic Components-Misc.	0.2%							0.0%
24,200							24,200	Koninklijke Philips NV									986,392							986,392
								Electronic Components-Semiconductors	0.7%	1.9%	0.0%	6.2%	2.9%	4.1%	3.4%	3.1%
55,467							55,467	Advanced Micro Devices, Inc. †									762,117							762,117
			36,766	13,449			50,215	Broadcom, Ltd.												9,119,071	3,335,755			12,454,826
				52,980			52,980	Infineon Technologies AG ADR													1,545,427			1,545,427
	4,800						4,800	IPG Photonics Corp. †										1,209,360						1,209,360
	33,501						33,501	Micron Technology, Inc. †										1,464,664						1,464,664
2,159	5,354		33,728		23,359	16,106	80,706	NVIDIA Corp.									530,682	1,316,013		8,290,342		5,741,642	3,958,855	19,837,534
27,020							27,020	Slilicon Motion Technology Corp. ADR									1,342,354							1,342,354
			64,325			22,080	86,405	Texas Instruments, Inc.												7,054,523			2,421,513	9,476,036
						216,648	216,648	Xilinx, Inc.															15,819,637	15,819,637
								Electric-Distribution	0.3%							0.1%
10,669							10,669	Sempra Energy									1,141,796							1,141,796
								Electric-Integrated	1.5%	1.5%						0.4%
	22,791						22,791	American Electric Power Co., Inc.										1,567,565						1,567,565
27,954							27,954	Edison International									1,747,964							1,747,964
53,567							53,567	Exelon Corp.									2,062,865							2,062,865
131,567							131,567	Iberdrola SA									1,071,230							1,071,230
	10,476						10,476	NextEra Energy, Inc.										1,659,608						1,659,608

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

37,626							37,626	OGE Energy Corp.									1,211,557							1,211,557
								Electronic Connectors	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.6%	0.2%
						41,106	41,106	Amphenol Corp., Class A															3,813,404	3,813,404
								Electronic Forms	0.6%	0.0%	0.0%	0.0%	0.0%	2.9%	3.2%	1.3%
11,363					20,516	103,800	135,679	Adobe Systems, Inc. †									2,269,873					4,098,276	20,735,088	27,103,237
								Electronic Measurement Instruments	0.9%			1.5%				0.5%
29,276							29,276	Agilent Technologies, Inc.									2,149,737							2,149,737
			77,010				77,010	Fortive Corp.												5,854,300				5,854,300
30,660							30,660	Keysight Technologies, Inc. †									1,432,435							1,432,435
								Electronic Security Devices	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	0.5%
						111,972	111,972	Allegion PLC															9,641,909	9,641,909
								Enterprise Software/Service	0.6%	0.7%	0.0%	0.0%	1.0%	0.0%	0.0%	0.3%
41,064							41,064	Atlassian Corp. PLC, Class A †									2,217,045							2,217,045
				34,750			34,750	Black Knight, Inc. †													1,720,125			1,720,125
	12,793						12,793	Workday, Inc., Class A †										1,533,753						1,533,753
								Entertainment Software	0.0%	0.0%	0.0%	1.5%	3.1%	3.6%	2.2%	1.5%
			81,732	36,700	67,150	88,760	274,342	Activision Blizzard, Inc.												6,058,793	2,720,571	4,977,830	6,579,779	20,336,973
				19,456		61,740	81,196	Electronic Arts, Inc. †													2,470,134		7,838,510	10,308,644
								E-Services/Consulting	0.6%	0.6%						0.2%
31,402	17,094						48,496	CDW Corp.									2,348,556	1,278,460						3,627,016
								Finance-Consumer Loans	0.4%	1.1%						0.2%
122,071							122,071	SLM Corp. †									1,396,492							1,396,492
	56,979						56,979	Synchrony Financial										2,260,927						2,260,927
								Finance-Credit Card	3.3%	2.6%	0.0%	2.7%	4.8%	3.5%	5.1%	3.6%
68,633							68,633	American Express Co.									6,822,120							6,822,120
17,114	33,627						50,741	Mastercard, Inc., Class A									2,892,266	5,682,963						8,575,229
28,229			87,569	63,596	39,076	265,926	484,396	Visa, Inc., Class A									3,506,889			10,878,697	7,900,531	4,854,411	33,035,987	60,176,515
								Finance-Investment Banker/Broker	0.7%	0.0%	0.0%	0.0%	2.0%	3.0%	0.0%	0.5%
					79,463		79,463	Charles Schwab Corp.														4,238,556		4,238,556
				34,930			34,930	Raymond James Financial, Inc.													3,366,903			3,366,903
47,581							47,581	TD Ameritrade Holding Corp.									2,654,544							2,654,544
								Finance-Other Services	0.0%	0.0%	0.0%	0.0%	2.2%	1.9%	0.0%	0.3%
				48,385	35,911		84,296	Intercontinental Exchange, Inc.													3,572,748	2,651,668		6,224,416
								Food-Confectionery	0.3%							0.1%
37,711							37,711	Hostess Brands, Inc. †									520,412							520,412
44,276							44,276	Simply Good Foods Co. †									602,154							602,154
								Food-Misc./Diversified	0.4%	0.6%	0.0%	0.8%	1.0%	0.0%	0.0%	0.4%
28,270	35,534						63,804	Blue Buffalo Pet Products, Inc. †									960,615	1,207,445						2,168,060
14,818							14,818	Campbell Soup Co.									689,778							689,778
			38,799				38,799	Kraft Heinz Co.												3,041,454				3,041,454
				27,560			27,560	Lamb Weston Holdings, Inc.													1,615,016			1,615,016
								Food-Retail	0.6%							0.1%
84,711							84,711	Kroger Co.									2,571,826							2,571,826
								Garden Products	0.2%							0.0%
13,092							13,092	Toro Co.									859,490							859,490
								Gold Mining	0.0%	0.0%	4.5%	0.0%	0.0%	0.0%	0.0%	0.3%
		22,913					22,913	Agnico Eagle Mines, Ltd.											1,083,990					1,083,990
		87,985					87,985	Barrick Gold Corp.											1,265,224					1,265,224
		28,974					28,974	Barrick Gold Corp.											416,707					416,707
		295,798					295,798	Kinross Gold Corp. †											1,284,196					1,284,196
		66,028					66,028	Newcrest Mining, Ltd.											1,206,165					1,206,165
								Home Decoration Products	0.4%							0.1%
62,000							62,000	Newell Brands, Inc.									1,639,280							1,639,280
								Hotels/Motels	0.3%	1.1%						0.2%
14,967	26,520						41,487	Hilton Worldwide Holdings, Inc.									1,281,924	2,271,438						3,553,362
								Human Resources	0.2%							0.0%
18,159							18,159	AMN Healthcare Services, Inc. †									974,230							974,230
								Independent Power Producers	0.4%							0.1%
67,245							67,245	NRG Energy, Inc.									1,749,042							1,749,042
								Industrial Automated/Robotic	0.3%	0.8%	0.0%	0.0%	1.1%	2.1%	0.0%	0.4%
					46,076		46,076	Cognex Corp.														2,873,760		2,873,760
7,795	12,036						19,831	Nordson Corp.									1,120,297	1,729,814						2,850,111

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

				9,510			9,510	Rockwell Automation, Inc.													1,876,228			1,876,228
								Industrial Gases	0.9%	0.0%	0.0%	1.0%	2.0%	0.0%	0.0%	0.5%
				19,540			19,540	Air Products & Chemicals, Inc.													3,289,950			3,289,950
21,355			24,509				45,864	Praxair, Inc.									3,448,619			3,957,958				7,406,577
								Instruments-Controls	0.5%	0.0%	0.0%	2.0%	0.0%	0.0%	0.5%	0.7%
			50,453				50,453	Honeywell International, Inc.												8,055,830				8,055,830
3,156						5,117	8,273	Mettler-Toledo International, Inc. †									2,131,121						3,455,305	5,586,426
								Insurance-Brokers	1.7%							0.3%
47,244							47,244	Arthur J. Gallagher & Co.									3,227,710							3,227,710
41,598							41,598	Marsh & McLennan Cos., Inc.									3,474,265							3,474,265
								Insurance-Life/Health	0.5%							0.1%
8,363							8,363	Brighthouse Financial, Inc. †									537,406							537,406
13,833							13,833	Principal Financial Group, Inc.									935,111							935,111
9,071							9,071	Unum Group									482,486							482,486
								Insurance-Multi-Line	3.0%	2.2%						0.8%
	23,048						23,048	Allstate Corp.										2,276,451						2,276,451
50,408	15,899						66,307	Chubb, Ltd.									7,871,209	2,482,629						10,353,838
84,147							84,147	MetLife, Inc.									4,044,946							4,044,946
								Insurance-Property/Casualty	0.9%	0.5%		1.5%				0.5%
65,200							65,200	Lancashire Holdings, Ltd.									609,138							609,138
			110,667				110,667	Progressive Corp.												5,987,085				5,987,085
76,221	31,868						108,089	XL Group, Ltd.									2,807,982	1,174,017						3,981,999
								Insurance-Reinsurance	0.5%							0.1%
14,416							14,416	RenaissanceRe Holdings, Ltd.									1,832,850							1,832,850
							-	Internet Application Software	0.0%	0.0%	0.0%	0.0%	2.0%	0.0%	0.0%	0.2%
				57,058			57,058	Tencent Holdings, Ltd. ADR													3,376,122			3,376,122
							-	Internet Content-Entertainment	0.8%	2.3%	0.0%	3.8%	4.4%	3.5%	7.1%	3.9%
16,175	26,316		80,807	23,047	26,438	246,192	418,975	Facebook, Inc., Class A †									3,022,946	4,918,197		15,102,020	4,307,254	4,940,998	46,010,823	78,302,238
				11,230			11,230	Netflix, Inc. †													3,035,469			3,035,469
							-	Investment Management/Advisor Services	0.9%	0.9%		1.5%				0.5%
			34,587				34,587	Ameriprise Financial, Inc.												5,834,827				5,834,827
6,551	3,267						9,818	BlackRock, Inc.									3,680,352	1,835,401						5,515,753
							-	Machinery-Electrical	0.0%	0.0%	0.0%	0.0%	1.1%	0.0%	0.0%	0.1%
				28,080			28,080	BWX Technologies, Inc.													1,781,395			1,781,395
							-	Machinery-General Industrial	0.2%	0.5%	0.0%	0.0%	0.0%	0.0%	2.2%	0.8%
						17,260	17,260	IDEX Corp.															2,476,465	2,476,465
5,576	7,625						13,201	Middleby Corp. †									759,786	1,038,983						1,798,769
						43,219	43,219	Roper Technologies, Inc.															12,126,819	12,126,819
							-	Machinery-Pumps		0.6%						0.1%
	35,457						35,457	Gardner Denver Holdings, Inc. †										1,226,103						1,226,103
							-	Medical-Generic Drugs	0.6%							0.1%
51,850							51,850	Mylan NV †									2,221,773							2,221,773
							-	Medical Information Systems	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.3%	0.4%
						127,891	127,891	Cerner Corp. †															8,841,105	8,841,105
							-	Medical Instruments	1.7%	1.8%	0.0%	1.2%	3.1%	2.8%	6.0%	3.0%
	55,002		167,657	91,481			314,140	Boston Scientific Corp. †										1,537,856		4,687,690	2,557,809			8,783,355
				20,260	30,602	151,076	201,938	Edwards Lifesciences Corp. †													2,564,511	3,873,601	19,123,200	25,561,312
						46,343	46,343	Intuitive Surgical, Inc. †															20,004,883	20,004,883
54,037	28,247						82,284	Medtronic PLC									4,641,238	2,426,135						7,067,373
7,090							7,090	Teleflex, Inc.									1,969,248							1,969,248
							-	Medical Products	1.3%	2.6%	0.0%	1.6%	3.2%	0.0%	0.6%	1.3%
	37,877						37,877	Abbott Laboratories										2,354,434						2,354,434
56,071	28,333			29,870			114,274	Baxter International, Inc.									4,038,794	2,040,826			2,151,536			8,231,156
			26,165				26,165	Becton Dickinson and Co.												6,356,525				6,356,525
	29,447			74,390			103,837	Hologic, Inc. †										1,257,387			3,176,453			4,433,840
						22,970	22,970	Stryker Corp.															3,775,809	3,775,809
11,227							11,227	West Pharmaceutical Services, Inc.									1,124,945							1,124,945

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

							-	Medical-Biomedical/Gene	2.0%	0.1%	0.0%	2.3%	3.7%	11.8%	3.7%	3.1%
					33,138		33,138	Alexion Pharmaceuticals, Inc. †														3,954,026		3,954,026
13,828							13,828	Alnylam Pharmaceuticals, Inc. †									1,797,363							1,797,363
14,500							14,500	BeiGene, Ltd. ADR †									1,968,375							1,968,375
3,321			20,439			70,089	93,849	Biogen, Inc. †									1,155,077			7,108,889			24,377,655	32,641,621
			24,027				24,027	BioMarin Pharmaceutical, Inc. †												2,167,956				2,167,956
				24,455	33,771		58,226	Celgene Corp. †													2,473,868	3,416,274		5,890,142
				62,540			62,540	Exelixis, Inc. †													1,895,587			1,895,587
12,800							12,800	Five Prime Therapeutics, Inc. †									256,000							256,000
					18,408		18,408	Illumina, Inc. †														4,282,437		4,282,437
				8,780			8,780	Incyte Corp. †													792,746			792,746
38,798							38,798	Ionis Pharmaceuticals, Inc. †									2,037,671							2,037,671
1,611				2,660			4,271	Regeneron Pharmaceuticals, Inc. †									590,673				975,289			1,565,962
	5,700						5,700	Seattle Genetics, Inc. †										298,110						298,110
					28,616		28,616	Vertex Pharmaceuticals, Inc. †														4,775,152		4,775,152
							-	Medical-Drugs	3.9%	3.9%	0.0%	2.8%	0.0%	2.9%	3.0%	2.8%
39,201							39,201	Alkermes PLC †									2,241,121							2,241,121
15,767	10,796						26,563	Allergan PLC									2,842,159	1,946,087						4,788,246
115,576	34,046		49,623		63,195		262,440	Bristol-Myers Squibb Co.									7,235,058	2,131,280		3,106,400		3,956,007		16,428,745
8,368	23,381						31,749	Eli Lily & Co.									681,574	1,904,382						2,585,956
38,192	39,144		75,569				152,905	Merck & Co., Inc.									2,262,876	2,319,282		4,477,463				9,059,621
			44,409			254,753	299,162	Zoetis, Inc.												3,407,503			19,547,198	22,954,701
								Medical-HMO	1.2%	3.00%	0.00%	3.80%	4.70%	2.2%	4.30%	3.1%
9,913	12,276						22,189	Aetna, Inc.									1,851,947	2,293,402						4,145,349
11,939	17,903		48,367	32,800	13,106	117,510	241,625	UnitedHealth Group, Inc.									2,826,916	4,239,072		11,452,338	7,766,384	3,103,240	27,824,018	57,211,968
			17,010				17,010	WellCare Health Plans, Inc. †												3,578,564				3,578,564
							-	Medical-Hospitals	0.2%							0.0%
23,976							23,976	Envision Healthcare Corp.†									862,896							862,896
							-	Medical Labs & Testing Services		1.0%						0.1%
	12,522						12,522	Laboratory Corp. of America Holdings †										2,185,089						2,185,089
							-	Medical-Wholesale Drug Distribution	2.3%							0.4%
47,382							47,382	Cardinal Health, Inc.									3,401,554							3,401,554
32,852							32,852	McKesson Corp.									5,548,046							5,548,046
							-	Metal-Aluminum	0.0%	0.0%	1.8%	0.0%	0.0%	0.0%	0.0%	0.1%
		21,212					21,212	Alcoa Corp. †											1,103,448					1,103,448
		127,987					127,987	Norsk Hydro ASA											933,060					933,060
							-	Metal-Copper	0.0%	0.0%	2.2%	0.0%	0.0%	0.0%	0.0%	0.1%
		77,738					77,738	First Quantum Minerals, Ltd.											1,159,118					1,159,118
		66,228					66,228	KAZ Minerals PLC †											769,573					769,573
		11,947					11,947	Southern Copper Corp.											580,027					580,027
							-	Metal-Diversified	0.0%	0.0%	9.0%	0.0%	0.0%	0.0%	0.0%	0.5%
		706,258					706,258	Glencore PLC											4,048,223					4,048,223
		73,503					73,503	Ivanhoe Mines, Ltd., Class A †											210,350					210,350
		38,200					38,200	MMC Norilsk Nickel PJSC ADR											787,302					787,302
		96,882					96,882	Rio Tinto PLC											5,395,019					5,395,019
							-	Metal-Iron	0.0%	0.0%	1.7%	0.0%	0.0%	0.0%	0.0%	0.1%
		147,039					147,039	Vale SA ADR											1,924,741					1,924,741
							-	Multimedia	0.4%							0.1%
13,061							13,061	Walt Disney Co.									1,419,339							1,419,339
							-	Networking Products	0.2%	0.0%	0.0%	0.7%	0.0%	0.0%	0.6%	0.4%
			10,377			13,903	24,280	Arista Networks, Inc. †												2,862,184			3,834,725	6,696,909
16,386							16,386	Cisco Systems, Inc.									680,674							680,674
							-	Non-Ferrous Metals	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%	0.0%	0.0%
		577					577	Korea Zinc Co., Ltd. †											278,274					278,274
		885					885	Merrill Lynch - Korea Zinc Co., Ltd.											426,816					426,816
							-	Non-Hazardous Waste Disposal	0.4%	0.0%	0.0%	0.0%	2.8%	0.0%	0.0%	0.3%
23,611				65,425			89,036	Waste Connections, Inc.									1,695,742				4,698,823			6,394,565
							-	Office Furnishings-Original	0.7%							0.1%
33,560							33,560	Herman Miller, Inc.									1,359,180							1,359,180
84,803							84,803	Steelcase, Inc., Class A									1,318,687							1,318,687

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

							-	Oil Companies- Exploration & Production	2.6%	3.5%	18.6%	0.0%	1.0%	2.0%	0.0%	2.1%
33,697							33,697	Anadarko Petroleum Corp.									2,023,505							2,023,505
		33,212					33,212	Cabot Oil & Gas Corp.											875,136					875,136
41,351		44,640					85,991	Canadian Natural Resources, Ltd.									1,412,137		1,523,930					2,936,067
		10,984					10,984	Centennial Resource Development, Inc., Class A †											224,183					224,183
12,819							12,819	Cimarex Energy Co.									1,438,291							1,438,291
		734,620					734,620	CNOOC, Ltd.											1,143,816					1,143,816
		7,490					7,490	Concho Resources, Inc. †											1,179,226					1,179,226
	35,260						35,260	Continental Resources, Inc. †										1,957,988						1,957,988
		23,981					23,981	Devon Energy Corp.										.	992,094					992,094
9,146		12,924					22,070	Diamondback Energy, Inc.									1,147,823		1,621,962					2,769,785
	20,347	24,446					44,793	EOG Resources, Inc.										2,339,905	2,811,290					5,151,195
		9,632					9,632	EQT Corp.											522,921					522,921
		69,295					69,295	Encana Corp.											856,892					856,892
20,185		14,364					34,549	Hess Corp.									1,019,544		725,526					1,745,070
		15,407					15,407	Jagged Peak Energy, Inc.†											197,980					197,980
76,099							76,099	Laredo Petroleum, Inc. †									740,443							740,443
5,249		97,130					102,379	Lundin Petroleum AB									130,727		2,419,036					2,549,763
52,788							52,788	Marathon Oil Corp.									960,214							960,214
	39,120	29,532					68,652	Newfield Exploration Co.†										1,238,539	934,983					2,173,522
7,891		40,914					48,805	Noble Energy, Inc.									240,833		1,248,695					1,489,528
		48,653					48,653	Occidental Petroleum Corp.											3,647,515					3,647,515
5,100	10,511	1,435		9,020	15,073		41,139	Pioneer Natural Resources Co.									932,841	1,922,567	262,476		1,649,848	2,757,002		7,524,734
		8,640					8,640	RSP Permian, Inc. †											342,835					342,835
62,025							62,025	Southwestern Energy Co.†									262,986							262,986
							-	Oil Companies-Integrated	0.0%	0.0%	29.2%	0.0%	0.0%	0.0%	0.0%	1.6%
		448,050					448,050	BP PLC											3,187,816					3,187,816
		23,722					23,722	Chevron Corp.											2,973,553					2,973,553
		92,286					92,286	Eni SpA											1,659,772					1,659,772
		61,239					61,239	Exxon Mobil Corp.											5,346,165					5,346,165
		134,244					134,244	Galp Energia SGPS SA											2,561,727					2,561,727
		16,217					16,217	Lukoil PJSC ADR											1,067,889					1,067,889
		72,980					72,980	Petroleo Brasileiro SA ADR											975,013					975,013
		42,989					42,989	Statoil ASA †											1,003,777					1,003,777
		103,259					103,259	Suncor Energy, Inc.											3,740,830					3,740,830
		199,659					199,659	Royal Dutch Shell PLC, Class A											6,980,836					6,980,836
		73,999					73,999	TOTAL SA											4,284,518					4,284,518
							-	Oil Refining & Marketing	0.0%	0.0%	5.4%	0.7%	0.0%	0.0%	0.0%	0.4%
		9,857	24,890				34,747	Andeavor											1,066,133	2,692,102				3,758,235
		18,670					18,670	Marathon Petroleum Corp.											1,293,271					1,293,271
		19,351					19,351	Phillips 66											1,981,542					1,981,542
		19,289					19,289	Valero Energy Corp.											1,851,165					1,851,165
							-	Oil-Field Services	0.5%	0.9%	3.7%	0.0%	0.0%	0.0%	0.0%	0.4%
		16,954					16,954	Baker Hughes a GE Co., LLC											545,071					545,071
37,556	36,831	40,736					115,123	Halliburton Co.									2,016,757	1,977,825	2,187,523					6,182,105
		12,866					12,866	NCS Multistage Holdings, Inc. †											210,230					210,230
		14,775					14,775	ProPetro Holding Corp. †											275,997					275,997
		5,543					5,543	Schlumberger, Ltd.											407,854					407,854
		226,224					226,224	Trican Well Service, Ltd. †											708,100					708,100
							-	Pipelines	0.0%	0.0%	5.5%	0.0%	0.0%	0.0%	0.0%	0.3%
		13,126					13,126	Cheniere Energy, Inc. †											742,407					742,407
		83,258					83,258	Kinder Morgan, Inc.											1,496,979					1,496,979
		18,242					18,242	ONEOK, Inc.											1,073,724					1,073,724
		24,542					24,542	Plains GP Holdings LP, Class A											522,254					522,254
		11,585					11,585	Targa Resources Corp.											556,080					556,080
		42,735					42,735	TransCanada Corp.											1,967,547					1,967,547
							-	Real Estate Investment Trusts	3.4%							0.2%
7,938							7,938	American Tower Corp.									1,172,443							1,172,443

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

47,107							47,107	Columbia Property Trust, Inc.									1,031,172							1,031,172
30,020							30,020	Education Realty Trust, Inc.									991,561							991,561
92,313							92,313	Host Hotels & Resorts, Inc.									1,916,418							1,916,418
							-	Retail-Apparel/Shoe	0.6%			0.8%				0.3%
24,479							24,479	L Brands, Inc.									1,226,153							1,226,153
			20,234				20,234	PVH Corp.												3,137,889				3,137,889
28,472							28,472	Tapestry, Inc.									1,339,323							1,339,323
							-	Retail-Automobile	0.5%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	0.6%
30460							30,460	CarMax, Inc. †									2,173,930							2,173,930
						216,816	216,816	Copart, Inc. †															9,555,081	9,555,081
							-	Retail-Auto Parts				1.0%				0.2%
			14,706				14,706	O’Reilly Automotive, Inc.†												3,892,531				3,892,531
							-	Retail-Building Products	0.0%	0.0%	0.0%	2.4%	2.7%	0.0%	3.8%	1.9%
			47,117	22,683		123,841	193,641	Home Depot, Inc.												9,465,805	4,557,015		24,879,657	38,902,477
							-	Retail-Discount	1.1%	2.4%	0.0%	2.7%	0.0%	2.1%	3.9%	2.4%
22,534	13,336		32,093		14,668	95,237	177,868	Costco Wholesale Corp.									4,391,201	2,598,786		6,253,963		2,858,353	18,558,834	34,661,137
	22,768		40,342			60,472	123,582	Dollar Tree, Inc. †										2,618,320		4,639,330			6,954,280	14,211,930
							-	Retail-Drug Store	0.4%							0.1%
22,722							22,722	Walgreen’s Boots Alliance, Inc.									1,710,058							1,710,058
							-	Real Estate Investment Trusts	0.0%	0.0%	0.0%	0.0%	0.9%	0.0%	0.0%	0.5%
24,799							24,799	Public Storage									4,854,652							4,854,652
				8,670			8,670	SBA Communications Corp. †													1,512,915			1,512,915
5,539							5,539	Simon Property Group, Inc.									904,906							904,906
77,879							77,879	STORE Capital Corp.									1,908,814							1,908,814
9,265							9,265	Taubman Centers, Inc.									571,187							571,187
							-	Retail-Major Department Stores	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	1.9%	0.9%
74,220						154,957	229,177	TJX Cos., Inc.									5,961,350						12,446,146	18,407,496
							-	Retail-Perfume & Cosmetics	0.0%	0.0%	0.0%	0.0%	0.0%	2.4%	1.3%	0.6%
					15,243	39,756	54,999	Ulta Beauty, Inc. †														3,385,470	8,829,808	12,215,278
							-	Retail-Restaurants	1.7%	0.7%	0.0%	0.0%	0.0%	4.7%	0.7%	0.9%
18,337							18,337	Dunkin’ Brands Group, Inc.									1,185,487							1,185,487
					12,738		12,738	Domino’s Pizza, Inc.														2,762,235		2,762,235
15,170	25,700				67,793	75,722	184,385	Starbucks Corp.									861,808	1,460,017				3,851,320	4,301,767	10,474,912
26,387							26,387	McDonald’s Corp.									4,515,870							4,515,870
							-	Satellite Telecom	0.2%
41,889							41,889	SES SA FDR									653,731							653,731
							-	Schools	0.0%	0.0%	0.0%	0.0%	0.0%	2.2%	0.0%	0.1%
					32,643		32,643	New Oriental Education & Technology Group, Inc. ADR														3,006,094		3,006,094
							-	Semiconductor Components-Integrated Circuits	1.6%	0.8%						0.4%
97,322							97,322	Marvell Technology Group, Ltd.									2,270,522							2,270,522
60,428	23,920						84,348	QUALCOMM, Inc.									4,124,211	1,632,540						5,756,751
							-	Semiconductor Equipment	0.4%	0.9%	0.0%	0.0%	0.0%	2.9%	0.0%	0.4%
					75,732		75,732	Applied Materials, Inc.														4,061,507		4,061,507
15,876							15,876	KLA-Tencor Corp.									1,743,185							1,743,185
	9,924						9,924	Lam Research Corp.										1,900,644						1,900,644
							-	Steel Pipe & Tube	0.2%	0.0%	0.6%	0.0%	0.0%	0.0%	0.0%	0.1%
24,835		38,181					63,016	Tenaris SA ADR									869,225		662,703					1,531,927
							-	Steel-Producers	0.7%	0.0%	6.5%	0.0%	0.0%	0.0%	0.0%	0.5%
		64,804					64,804	ArcelorMittal											2,358,218					2,358,218
		86,245					86,245	BlueScope Steel, Ltd.											1,007,695					1,007,695
		114,400					114,400	Gerdau SA (Preference Shares)											517,062					517,062
		56,170					56,170	Nippon Steel & Sumitomo Metal Corp.											1,429,590					1,429,590
30,201		9,424					39,625	Reliance Steel & Aluminum Co.									2,645,305		825,448					3,470,753
		31,584					31,584	Steel Dynamics, Inc.											1,433,914					1,433,914
							-	Steel-Specialty	0.0%	0.0%	0.5%	0.0%	0.0%	0.0%	0.0%	0.0%
		8,831					8,831	Aperam SA											525,577					525,577
							-	Telecom Equipment-Fiber Optics	0.2%							0.0%

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

22,598							22,598	Acacia Comminications, Inc. †									834,092							834,092
							-	Telecommunication Equipment								0.0%
	147						147	Nortel Networks Corp.(3)†										0						0
							-	Telephone-Integrated	1.0%	2.0%	0.0%	1.9%	0.0%	0.0%	0.0%	0.8%
18,500							18,500	Nippon Telegraph & Telephone Corp.									879,669							879,669
59,196	78,252		142,828				280,276	Verizon Communications, Inc.									3,200,728	4,231,086		7,722,710				15,154,524
							-	Textile-Home Furnishings		1.0%						0.1%
	7,676						7,676	Mohawk Industries, Inc. †										2,157,417						2,157,417
							-	Therapeutics				0.8%				0.2%
			37,172				37,172	Neurocrine Biosciences, Inc. †												3,177,091				3,177,091
							-	Tools-Hand Held	0.3%	1.0%						0.2%
8,083	12,081						20,164	Snap-on, Inc.									1,384,699	2,069,597						3,454,296
							-	Transport-Rail	2.6%	0.8%	0.0%	1.8%	0.0%	0.0%	0.6%	1.1%
51,855							51,855	Canadian National Railway Co.									4,155,989							4,155,989
22,878							22,878	Genesee & Wyoming, Inc., Class A †									1,826,808							1,826,808
	10,925						10,925	Norfolk Southern Corp.										1,648,364						1,648,364
32,696			53,850			27,530	114,076	Union Pacific Corp.									4,364,916			7,188,975			3,675,255	15,229,146
							-	Transport-Services	1.4%
42,525							42,525	United Parcel Service Inc., Class B									5,414,283							5,414,283
							-	Transport-Truck		0.7%
	13,057						13,057	JB Hunt Transport Services, Inc.										1,577,677						1,577,677
							-	Tobacco	0.8%	0.8%
9,852	25,580						35,432	Altria Group, Inc.									692,990	1,799,297						2,492,287
35,321							35,321	British American Tobacco PLC									2,416,752							2,416,752
							-	Toys	0.0%	0.0%	0.0%	0.0%	1.7%	0.0%	0.0%	0.1%
				50,280			50,280	Nintendo Co., Ltd. ADR													2,869,982			2,869,982
							-	Web Hosting/Design	0.6%	1.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.2%
	48,054						48,054	GoDaddy, Inc. Class A †										2,654,022						2,654,022
19,786							19,786	VeriSign, Inc. †									2,273,807							2,273,807
							-	Web Portals/ISP	1.5%	4.1%	0.0%	4.0%	6.2%	0.0%	8.7%	4.7%
2,769	5,137		13,432	8,706		3,885	33,929	Alphabet, Inc., Class A †									3,239,564	6,073,064		15,714,634	10,292,407		4,592,924	39,912,593
	2,257					44,687	46,944	Alphabet, Inc., Class C †										2,640,555					52,281,109	54,921,664
70,391							70,391	Yandex NV, Class A †									2,726,243							2,726,243

							-	Total Common Stocks	97.2%	98.0%	99.4%	96.8%	96.9%	97.8%	91.9%	95.1%	384,543,228	210,537,594	115,012,965	383,549,537	161,244,150	136,288,491	598,388,949	1,989,564,914

							-
							-	EXCHANGE TRADED FUNDS	1.5%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%
22,811							22,811	Vanguard S&P 500 ETF									5,907,821							5,907,821

								Total Exchange Traded Funds									5,907,821	-	-	-	-	-	-	5,907,821

								Total Long-Term Investment Securities (cost: $321,298,026; $150,222,569; $100,417,105; $297,730,774; $111,312,555; $96,897,723; $414,818,110; $1,492,882,232)									390,451,049	210,537,594	115,012,965	383,549,537	161,244,150	136,288,491	598,388,949	1,995,472,735

Principal Amount
								SHORT-TERM INVESTMENT SECURITIES	0.0%	0.0%	0.0%	3.3%	0.0%	0.0%	8.6%	3.3%
								Time Deposits	0.0%	0.0%	0.0%	3.3%	0.0%	0.0%	8.6%	3.3%
$-	-		12,908,000	-	-	56,244,000	69,152,000	Euro Time Deposit with State Street Bank & Trust Co. 0.20% maturing 2/1/18												12,908,000			56,244,000	69,152,000

								Total Short-Term Investment Securities (cost: $0; $0; $0; $12,908,000; $0; $0; $56,244,000; $69,152,000)

Shares																	Market Value (Note 2)
Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Security Description	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Combined

								REPURCHASE AGREEMENTS	1.4%	1.5%	0.5%	0.0%	3.3%	2.4%	0.0%	0.9%
					3,370,000		3,370,000	Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $3,370,000 collateralized by $3,470,000 of United States Treasury Bonds, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $3,439,638														3,370,000		3,370,000
				5,511,000			5,511,000	Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $5,511,031 collateralized by $5,715,000 of United States Treasury Bonds, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $5,623,754													5,511,000			5,511,000
965,000	555,000	95,000					1,615,000	Bank of America Securities LLC Joint Repurchase Agreement (1)									965,000	555,000	95,000					1,615,000
830,000	480,000	85,000					1,395,000	Barclays Capital, Inc. Joint Repurchase Agreement (1)									830,000	480,000	85,000					1,395,000
745,000	430,000	75,000					1,250,000	Deutsche Bank AG Joint Repurchase Agreement (1)									745,000	430,000	75,000					1,250,000
1,415,000	815,000	140,000					2,370,000	BNP Paribas SA Joint Repurchase Agreement (1)									1,415,000	815,000	140,000					2,370,000
1,675,000	970,000	180,000					2,825,000	RBS Securities, Inc. Joint Repurchase Agreement (1)									1,675,000	970,000	180,000					2,825,000

								Total Repurchase Agreements (cost: $5,630,000; $3,250,000; $575,000; $0; $5,511,000; $3,370,000; $0; $18,336,000)									5,630,000	3,250,000	575,000	-	5,511,000	3,370,000	-	18,336,000

								TOTAL INVESTMENTS
								(cost: $326,928,026; $153,472,569; $100,992,105; $310,638,774; $116,823,555; $100,267,723; $471,062,110; $1,580,370,235)	100.1%	99.5%	99.9%	100.1%	100.2%	100.2%	100.5%	99.6%	396,081,049	213,787,594	115,587,965	396,457,537	166,755,150	139,658,491	654,632,949	2,082,960,735
								Other assets less liabilities (2)	-	0.5%	0.1%	-	-	-	-	-	-	1,145,034	81,414	-	-	-	-	1,226,448
								Liabilities in excess of other assets (2)	-0.1%	-	-	-0.1%	-0.2%	-0.2%	-0.5%	-0.3%	(209,828)	-	-	(342,500)	(280,084)	(306,036)	(3,464,278)	(4,602,726)

								NET ASSETS	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	$395,871,221	$214,932,628	$115,669,379	$396,115,037	$166,475,066	$139,352,455	$651,168,671	$2,079,584,457

+ Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreements.

(2) Includes adjustment for the remaining balances of any prepaid expenses of the Wellington Growth, Growth and Income, Natural Resources, Capital Growth, Fundamental Growth, and Focused Growth Portfolios to be expensed prior to the reorganization. In addition, includes adjustment for any remaining Advisory Fee Waiver amounts due from SunAmerica for the Capital Growth and Focused Growth Portfolios.

(3) Security classified as Level 3 (see Note 2).

ADR - American Depository Receipt

ISE - Irish Stock Exchange

See Notes to Pro Forma Combined Financial Statements

PRO FORMA COMBINED CONDENSED STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2018 (UNAUDITED)

	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Adjustments		Pro Forma Combined
ASSETS:
Investments at value (unaffiliated)*	$390,451,049	$210,537,594	$115,012,965	$396,457,537	$161,244,150	$136,288,491	$654,632,949	$-		$2,064,624,735
Repurchase agreements (cost approximates value)	5,630,000	3,250,000	575,000	-	5,511,000	3,370,000	-	-		18,336,000
Cash	2,899	4,240	3,175	856	49	948	786	-		12,953
Foreign Cash	816	-	19,351	3,690	-	-	-	-		23,857
Receivable for:
Fund shares sold	-	-	-	5,447	51,383	-	22,326	-		79,156
Dividends and interest	274,511	100,373	69,918	180,466	2,173	48,253	71,654	-		747,348
Investments sold	932,577	1,685,589	123,076	-	-	-	3,979,096	-		6,720,338
Investments sold on an extended settlement basis	-	-	-	-	-	-	-	-		-
Prepaid expenses and other assets	4,795	4,453	4,584	7,974	4,979	4,357	4,661	(26,845)	(A)	8,958
Due from adviser	-	-	-	33,904	-	35,960	-	(69,864)	(B)	-

Total assets	397,296,647	215,582,249	115,808,069	396,689,874	166,813,734	139,748,009	658,711,472	(96,709)		2,090,553,345

LIABILITIES:
Payable for:
Fund shares redeemed	-	-	-	178,799	142,475	-	347,174	-		668,448
Investments purchased	1,075,620	476,919	-	-		185,150	6,742,723	-		8,480,412
Investment advisory and management fees	241,922	120,594	74,913	276,752	116,253	115,996	335,689	-		1,282,119
Service Fees - Class 2	2,358	-	913	221	356	3,680	2,949	-		10,477
Service Fees - Class 3	21,838	-	16,681	12,291	14,953	4,934	28,582	-		99,279
Transfer agent fees and expenses	314	69	261	208	192	493	200	-		1,737
Trustees’ fees and expenses	1,917	1,185	937	373	185	940	581	-		6,118
Other accrued expenses	76,662	46,401	40,401	67,941	59,946	44,044	84,903	-		420,298

Total liabilities	1,420,631	645,168	134,106	536,585	334,360	355,237	7,542,801	-		10,968,888

Net Assets	$395,876,016	$214,937,081	$115,673,963	$396,153,289	$166,479,374	$139,392,772	$651,168,671	$(96,709)		$2,079,584,457

NET ASSETS REPRESENTED BY:
Capital paid-in	$271,383,257	$130,275,695	$161,955,160	$279,469,887	$95,213,185	$95,601,133	$402,197,798	$-		1,436,096,115
Accumulated undistributed net investment income (loss)	3,449,768	1,621,748	2,279,105	1,186,931	(136,100)	(409,799)	16,009	(96,709)	(A)(B)	7,910,953
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions	51,583,834	22,724,613	(63,170,339)	29,677,565	21,470,694	4,810,670	65,384,025	-		132,481,062
Unrealized appreciation (depreciation) on investments	69,457,276	60,315,025	14,608,618	85,818,763	49,931,595	39,390,768	183,570,839	-		503,092,884
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,881	-	1,419	143	-	-	-	-		3,443

Net Assets	$395,876,016	$214,937,081	$115,673,963	$396,153,289	$166,479,374	$139,392,772	$651,168,671	$(96,709)		$2,079,584,457

Class 1 (unlimited shares authorized):
Net assets	$273,548,805	$214,937,081	$31,323,750	$335,869,739	$91,354,572	$86,334,114	$491,202,677	$(68,773)	(A)(B)	$1,524,501,965
Shares of beneficial interest issued and outstanding	8,363,877	13,331,709	1,469,043	18,508,393	3,176,277	7,688,955	10,282,565	(30,907,443)	(C)	$31,913,376
Net asset value, offering and redemption price per share	$32.71	$16.12	$21.32	$18.15	$28.76	$11.23	$47.77			$47.77

Class 2 (unlimited shares authorized):
Net assets	$18,644,659	$-	$7,068,399	$1,761,596	$2,891,915	$29,513,952	$23,393,679	$(9,288)	(A)(B)	$83,264,912
Shares of beneficial interest issued and outstanding	569,435	-	332,113	98,463	102,989	2,748,183	492,494	(2,590,732)	(C)	$1,752,946
Net asset value, offering and redemption price per share	$32.74	$-	$21.28	$17.89	$28.08	$10.74	$47.50			$47.50

Class 3 (unlimited shares authorized):
Net assets	$103,682,552	$-	$77,281,814	$58,521,954	$72,232,887	$23,544,706	$136,572,315	$(18,648)	(A)(B)	$471,817,580

	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	Pro Forma Adjustments			Pro Forma Combined
Shares of beneficial interest issued and outstanding	3,174,766	-	3,650,749	3,305,538	2,619,490	2,251,110	2,906,085	(7,869,066)	(C	)	$10,038,672
Net asset value, offering and redemption price per share	$32.66	$-	$21.17	$17.70	$27.58	$10.46	$47.00				$47.00

*Cost
Investment securities (unaffiliated)	$321,298,026	$150,222,569	$100,417,105	$310,638,774	$111,312,555	$96,897,723	$471,062,110	$-			$1,562,034,232

Foreign Cash	$817	$-	$19,305	$3,547	$-	$-	$-	$-			$23,669

(A) To adjust for the remaining balances of any prepaid expenses of the Target Portfolios prior to the reorganization.

(B) To reflect the adjustment for the advisory fees waiver for the Capital Growth Portfolio and the Focused Growth Portfolio.

(C) To adjust for a tax free exchange of the Target Portfolios for shares of the AB Growth Portfolio.

See Notes to Pro Forma Combined Financial Statements.

PRO FORMA COMBINED CONDENSED STATEMENT OF OPERATIONS

FOR THE TWELVE MONTH PERIOD ENDED JANUARY 31, 2018 (UNAUDITED)

	Wellington Growth Portfolio	Growth and Income Portfolio	Natural Resources Portfolio	Capital Growth Portfolio	Fundamental Growth Portfolio	Focused Growth Portfolio	AB Growth Portfolio	ADJUSTMENTS		Pro Forma Combined
	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018	12 Month Period Ending 01/31/2018			12 Month Period Ending 01/31/2018
INVESTMENT INCOME:
Dividends (unaffiliated)	6,780,225	3,060,196	2,569,614	3,967,105	1,071,038	745,098	4,018,484	-		22,211,760
Interest (unaffiliated)	45,435	18,538	10,394	9,524	4,834	1,333	55,392	-		145,450

Total investment income*	6,825,660	3,078,734	2,580,008	3,976,629	1,075,872	746,431	4,073,876	-		22,357,210

EXPENSES:
Investment advisory and management fees	2,940,879	1,319,473	833,118	2,906,036	1,277,586	1,336,887	3,531,270	(2,537,623)	(A)	11,607,626
Service Fees:
Class 2	27,178	-	9,843	2,560	3,915	40,238	31,811	-		115,545
Class 3	248,275	-	188,223	139,603	171,604	54,305	318,595	-		1,120,605
Transfer Agent fees	3,072	679	2,545	2,092	1,929	2,446	2,657	(11,783)	(B)	3,637
Custodian and accounting fees	55,883	29,621	36,380	35,959	24,933	16,746	55,815	(61,637)	(B)	193,700
Reports to shareholders	48,557	25,200	13,835	29,153	14,257	13,648	46,415	(87,065)	(B)	104,000
Audit and tax fees	40,541	40,422	41,489	37,864	37,545	36,177	37,595	(234,038)	(B)	37,595
Legal fees	28,267	22,039	22,852	8,899	7,881	7,615	9,534	(82,087)	(B)	25,000
Trustees’ fees and expenses	20,321	9,653	5,561	7,203	2,250	3,868	12,050	-		60,906
Interest expense	-	-	538	-	30	-	-	-		568
Other expenses	18,402	12,941	11,786	16,571	12,407	14,015	13,615	(54,737)	(B)	45,000

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,431,375	1,460,028	1,166,170	3,185,940	1,554,337	1,525,945	4,059,357	(3,068,970)		13,314,182
Net (fees waived and expenses reimbursed)/ recouped by investment adviser	-	-	-	(368,341)	-	(414,437)	-	782,778		-
Fees paid indirectly	(1,333)	(250)	(2,586)	(28,251)	(1,885)	(8,573)	(1,486)	-		(44,364)

Net expenses	3,430,042	1,459,778	1,163,584	2,789,348	1,552,452	1,102,935	4,057,871	(2,286,192)		13,269,818

Net investment income (loss)	3,395,618	1,618,956	1,416,424	1,187,281	(476,580)	(356,504)	16,005	2,286,192		9,087,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	54,286,902	22,809,643	11,993,028	29,963,803	22,364,155	9,390,018	66,513,052	-		217,320,601
Forward Contracts	-	-	-	(351)	-	-	-	-		(351)
Net realized foreign exchange gain (loss) on other assets and liabilities	12,175	-	(18,921)	-	-	2,253	-	-		(4,493)

Net realized gain (loss) on investments and foreign currencies	54,299,077	22,809,643	11,974,107	29,963,452	22,364,155	9,392,271	66,513,052			217,315,757

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	29,076,901	26,486,864	201,022	56,536,321	30,798,390	33,347,471	109,137,305	-		285,584,274
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,949		3,101	570	-	2,858	-	-		9,478

Net unrealized gain (loss) on investments and foreign currencies	29,079,850	26,486,864	204,123	56,536,891	30,798,390	33,350,329	109,137,305	-		285,593,752

Net realized and unrealized gain (loss) on investments and foreign currencies	83,378,927	49,296,507	12,178,230	86,500,343	53,162,545	42,742,600	175,650,357	-		502,909,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,774,545	50,915,463	13,594,654	87,687,624	52,685,965	42,386,096	175,666,362	2,286,192		511,996,901

* Net of foreign withholding taxes on interest and dividends of	47,811	222	162,683	-	8,290	1,238	-			220,244

(A) Reflects adjustments to expenses based on combined net assets.

(B) Reflects the elimination of duplicate services or fees.

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS AS OF JANUARY 31, 2018 (UNAUDITED)

Note 1 - BASIS OF COMBINATION

The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at January 31, 2018, and related Statement of Operations (“Pro Forma Statements”) for the periods ended January 31, 2018, reflect the accounts of the AB Growth Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio and the Focused Growth Portfolio.

The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Capital Growth Portfolio, Fundamental Growth Portfolio, Wellington Growth Portfolio, Natural Resources Portfolio, and Focused Growth Portfolio Class 1, Class 2, and Class 3 shares for Class 1, Class 2, and Class 3 shares of AB Growth Portfolio and Growth and Income Portfolio Class 1 shares for AB Growth Portfolio Class 1 shares as of the close of business on January 31, 2018. SunAmerica or its affiliates will pay the cost of the Reorganizations.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio and the Focused Growth Portfolio in exchange for shares of the AB Growth Portfolio. As a result of each Reorganization, the AB Growth Portfolio is the surviving portfolio.

The Pro Forma Statements should be read in conjunction with the historical financial statements of the AB Growth Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio and the Focused Growth Portfolio included in their respective Statements of Additional Information.

Note 2 – SECURITY VALUATUION

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the AB Growth Portfolio, the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio and the Focused Growth Portfolio disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Boards of Trustees of AST, SAST and SST (each, a “Board” and together, the “Boards”))

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Portfolios’ net assets as of January 31, 2018:

Wellington Growth Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$384,543,228	$-	$-	$384,543,228
Exchange-Traded Funds	5,907,821	-	-	5,907,821
Repurchase Agreements	-	5,630,000	-	5,630,000

Total Investments at Value	$390,451,049	$5,630,000	$-	$396,081,049

Growth and Income Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks:
Telecommunication Equipment	$-	$-	$0	$ 0
Other Industries	210,537,594	-	-	210,537,594
Repurchase Agreements	-	3,250,000	-	3,250,000

Total Investments at Value	$210,537,594	$3,250,000	$-	$213,787,594

Natural Resources Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$115,012,965	$-	$-	$115,012,965
Repurchase Agreements	-	575,000	-	575,000

Total Investments at Value	$115,012,965	$575,000	$-	$115,587,965

Capital Growth Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$383,549,537	$-	$-	$383,549,537
Short-Term Investment Securities	-	12,908,000	-	12,908,000

Total Investments at Value	$383,549,537	$12,908,000	$-	$396,457,537

Fundamental Growth Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$161,244,150	$-	$-	$161,244,150
Repurchase Agreements	-	5,511,000	-	5,511,000

Total Investments at Value	$161,244,150	$5,511,000	$-	$166,755,150

Focused Growth Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$136,288,491	$-	$-	$136,288,491
Repurchase Agreements	-	3,370,000	-	3,370,000

Total Investments at Value	$136,288,491	$3,370,000	$-	$139,658,491

AB Growth Portfolio
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks	$598,388,949	$-	$-	$598,388,949
Short-Term Investment Securities	-	56,244,000	-	56,244,000

Total Investments at Value	$598,388,949	$56,244,000	$-	$654,632,949

Pro Forma Combined
	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:

Investments at Value:*
Common Stocks:
Telecommunication Equipment	$-	$-	$0	$ 0
Other Industries	1,989,564,914	-	-	1,989,564,914
Exchange-Traded Funds	5,907,821	-	-	5,907,821
Repurchase Agreements	-	18,336,000	-	18,336,000
Short-Term Investment Securities	-	69,152,000	-	69,152,000

Total Investments at Value	$1,995,472,735	$87,488,000	$-	$2,082,960,735

*For a detailed presentation of investments, please refer to the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. Each Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The relevant Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the relevant Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 3 – REPURCHASE AGREEMENTS

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the relevant Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of January 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Growth Portfolio	1.66%	965,000
SA Wellington Growth and Income Portfolio	0.96%	555,000
SA Wellington Natural Resources Portfolio	0.16%	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated January 31, 2018, bearing interest at a rate of 1.33% per annum, with a principal amount of $57,960,000, a repurchase price of $57,968,565, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	6/30/2023	$ 63,004,000	$ 59,337,256

As of January 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Growth Portfolio	1.66%	830,000
SA Wellington Growth and Income Portfolio	0.96%	480,000
SA Wellington Natural Resources Portfolio	0.17%	85,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated January 31, 2018, bearing interest at a rate of 1.35% per annum, with a principal amount of $49,960,000, a repurchase price of $49,967,494, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.63%	2/15/2044	$44,639,000	$50,843,375

As of January 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Growth Portfolio	1.67%	1,415,000
SA Wellington Growth and Income Portfolio	0.96%	815,000
SA Wellington Natural Resources Portfolio	0.16%	140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated January 31, 2018, bearing interest at a rate of 1.31% per annum, with a principal amount of $84,950,000, a repurchase price of $84,962,365, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	5/15/2025	$ 89,532,600	$ 86,714,475

As of January 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Growth Portfolio	1.67%	745,000
SA Wellington Growth and Income Portfolio	0.96%	430,000
SA Wellington Natural Resources Portfolio	0.17%	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated January 31, 2018, bearing interest at a rate of 1.30% per annum, with a principal amount of $44,720,000, a repurchase price of $44,726,460, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	2/15/2020	$ 43,671,000	$ 45,690,265

As of January 31, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Growth Portfolio	1.67%	1,675,000
SA Wellington Growth and Income Portfolio	0.97%	970,000
SA Wellington Natural Resources Portfolio	0.18%	180,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated January 31, 2018, bearing interest at a rate of 1.28% per annum, with a principal amount of $100,170,000, a repurchase price of $100,184,246, and a maturity date of February 1, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	1.75%	5/31/2022	$ 104,795,000	$ 102,091,366

Note 4 – CAPITAL SHARES

The pro forma combined net asset value per share assumes the issuance of additional shares of AB Growth Portfolio, which would have been issued at January 31, 2018 in connection with the proposed Reorganizations. The amount of additional shares assumed to be issued was calculated based on the January 31, 2018 net asset value of AB Growth Portfolio Class 1 ($47.77), Class 2 ($47.50), and Class 3 ($47.00).

The pro forma number of shares outstanding are as follows:

	Wellington Growth Portfolio	Growth and Income Portfolio
	(Class 1)	(Class 1)
Net assets	$273,548,805	$214,937,081
Shares of beneficial interest issued and outstanding	8,363,877	13,331,709
Net asset value, offering and redemption price per share	$32.71	$16.12

	Wellington Growth Portfolio	Growth and Income Portfolio
	(Class 2)	(Class 2)
Net assets	$18,644,659	$-
Shares of beneficial interest issued and outstanding	569,435	-
Net asset value, offering and redemption price per share	$32.74	$-

	Wellington Growth Portfolio	Growth and Income Portfolio
	(Class 3)	(Class 3)

Net assets	$103,682,552	$-
Shares of beneficial interest issued and outstanding	3,174,766	-
Net asset value, offering and redemption price per share	$32.66	$-

	Natural Resources Portfolio	Capital Growth Portfolio
	(Class 1)	(Class 1)
Net assets	$31,323,750	$335,869,739
Shares of beneficial interest issued and outstanding	1,469,043	18,508,393
Net asset value, offering and redemption price per share	$21.32	$18.15

	Natural Resources Portfolio	Capital Growth Portfolio
	(Class 2)	(Class 2)
Net assets	$7,068,399	$1,761,596
Shares of beneficial interest issued and outstanding	332,113	98,463
Net asset value, offering and redemption price per share	$21.28	$17.89

	Natural Resources Portfolio	Capital Growth Portfolio
	(Class 3)	(Class 3)

Net assets	$77,281,814	$58,521,954
Shares of beneficial interest issued and outstanding	3,650,749	3,305,538
Net asset value, offering and redemption price per share	$21.17	$17.70

	Fundamental Growth Portfolio	Focused Growth Portfolio
	(Class 1)	(Class 1)
Net assets	$91,354,572	$86,334,114
Shares of beneficial interest issued and outstanding	3,176,277	7,688,955
Net asset value, offering and redemption price per share	$28.76	$11.23

	Fundamental Growth Portfolio	Focused Growth Portfolio
	(Class 2)	(Class 2)
Net assets	$2,891,915	$29,513,952
Shares of beneficial interest issued and outstanding	102,989	2,748,183
Net asset value, offering and redemption price per share	$28.08	$10.74

	Fundamental Growth Portfolio	Focused Growth Portfolio
	(Class 3)	(Class 3)

Net assets	$72,232,887	$23,544,706
Shares of beneficial interest issued and outstanding	2,619,490	2,251,110
Net asset value, offering and redemption price per share	$27.58	$10.46

	AB Growth Portfolio	Pro Forma Combined AB Growth Portfolio
	(Class 1)	(Class 1)
Net assets	$491,202,677	$1,524,501,965
Shares of beneficial interest issued and outstanding	10,282,565	31,913,376
Net asset value, offering and redemption price per share	$47.77	$47.77

	AB Growth Portfolio	Pro Forma Combined AB Growth Portfolio
	(Class 2)	(Class 2)
Net assets	$23,393,679	$83,264,912
Shares of beneficial interest issued and outstanding	492,494	1,752,946
Net asset value, offering and redemption price per share	$47.50	$47.50

	AB Growth Portfolio	Pro Forma Combined AB Growth Portfolio
	(Class 3)	(Class 3)

Net assets	$136,572,315	$471,817,580
Shares of beneficial interest issued and outstanding	2,906,085	10,038,672
Net asset value, offering and redemption price per share	$47.00	$47.00

These pro forma financial statements assume that all shares of the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Natural Resources Portfolio, and the Focused Growth Portfolio Class 1, Class 2, and Class 3 and the Growth and Income Portfolio Class 1 outstanding on January 31, 2018 were exchanged, tax free, for the AB Growth Portfolio Class 1, Class 2, and Class 3 shares, respectively.

PRO FORMA OPERATING EXPENSES

The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of the AB Growth Portfolio, the surviving Portfolio. Certain accounts have been adjusted to reflect the expenses of the combined entities more closely. Pro forma operating expenses include the expenses of the Capital Growth Portfolio, the Fundamental Growth Portfolio, the Wellington Growth Portfolio, the Growth and Income Portfolio, the Natural Resources Portfolio, the Focused Growth Portfolio and the AB Growth Portfolio combined, adjusted for certain items. Advisory fees have been charged to the combined entity based upon the contract in effect for the AB Growth Portfolio at the level of assets of the combined Portfolio for the stated period.

PART C

Item 15. Indemnification.

Section 9.5 of SunAmerica Series Trust (the “Registrant”) Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

(1)	(i)	Amended and Restated Declaration of Trust dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

	(ii)	Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

	(iii)	Amended and Restated Establishment and Designation of Series dated June 13, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(iv)	Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

	(v)	Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2018.

	(vi)	Amended and Restated Designation of Series of Shares dated March 27, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(2)		Amended and Restated By-Laws dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5)		None.

(6)	(i)	Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management, LLC (“SunAmerica”) dated January 1, 1999, as amended. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(ii)	Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iii)	Amendment to the Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

	(iv)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Alliance Capital Management L.P. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(v)	Amendment No. 3 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated October 3, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(vi)	Amendment No. 4 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 20, 2012.

	(vii)	Form of Amendment No. 5 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 29, 2012.

	(viii)	Amendment No. 6 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(ix)	Amendment No. 7 to the Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(x)	Subadvisory Agreement between SunAmerica and The Boston Company Asset Management, LLC dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(xi)	Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(xii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

	(xiii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2010.

(7)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14 filed August 21, 2003.

(8)		None.

(9)	(i)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(ii)	Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(10)	(i)	Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares) dated November 29, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

	(ii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended, dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(iii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares) dated November 29, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant is filed herewith.

(12)		Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA MFS Telecom Utility Portfolio a series of the Registrant, into the SA Legg Mason BW Large Cap Value Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)	Indemnification Agreement between the Registrant and Garrett F. Bouton. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

	(ii)	Indemnification Agreement between the Registrant and Carl D. Covitz. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

	(iii)	Indemnification Agreement between the Registrant and Jane Jelenko. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2007.

	(iv)	Indemnification Agreement between the Registrant and Allan L. Sher. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

	(v)	Indemnification Agreement between the Registrant and Gilbert T. Ray. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

	(vi)	Indemnification Agreement between the Registrant and Bruce G. Willison. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(14)		Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant is filed herewith.

(15)		None.

(16)		Power of Attorney is filed herewith.

(17)	(i)	Form of Proxy Card is filed herewith.

	(ii)	Form of Voting Instruction Card is filed herewith.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 3rd day of July, 2018.

SUNAMERICA SERIES TRUST

By:	/s/ John T. Genoy John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	July 3, 2018

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	July 3, 2018

*_____________ Bruce G. Willison	Trustee and Chairman	July 3, 2018

*_____________ Garrett F. Bouton	Trustee	July 3, 2018

*_____________ Carl D. Covitz	Trustee	July 3, 2018

*_____________ Peter A. Harbeck	Trustee	July 3, 2018

*_____________ Jane Jelenko	Trustee	July 3, 2018

*_____________ Gilbert T. Ray	Trustee	July 3, 2018

*_____________ Allan L. Sher	Trustee	July 3, 2018

*By: /s/ Edward J. Gizzi Edward J. Gizzi Attorney-in-Fact

* Pursuant to a Power of Attorney filed

herewith.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

11	Opinion and consent of Morgan Lewis & Bockius LLP, counsel for the Registrant.

12(i)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of each of the SA Wellington Growth Portfolio, the SA Wellington Growth and Income Portfolio, the SA Wellington Natural Resources Portfolio, each a series of Anchor Series Trust, the SA Boston Company Capital Growth Portfolio, the SA WellsCap Fundamental Growth Portfolio, each a series of the Registrant, and the SA Columbia Focused Growth Portfolio, a series of Seasons Series Trust, into the SA AB Growth Portfolio, a series of the Registrant.

14(i)	Consent of PricewaterhouseCoopers LLP.

16	Power of Attorney.

17(i)	Form of Proxy Card.

17(ii)	Form of Voting Instruction Card.